                           POLARIS PLATINUM O-Series

                                   PROSPECTUS

                                OCTOBER 9, 2017

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated October 9, 2017. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                                           MANAGED BY:
  American Funds(R) Asset Allocation Portfolio              Capital Research and Management Company
  American Funds(R) Bond Portfolio                          Capital Research and Management Company
  American Funds(R) Capital Income Builder Portfolio        Capital Research and Management Company
  American Funds(R) Global Bond Portfolio                   Capital Research and Management Company
  American Funds(R) Global Growth Portfolio                 Capital Research and Management Company
  American Funds(R) Global Small Capitalization Portfolio   Capital Research and Management Company
  American Funds(R) Growth Portfolio                        Capital Research and Management Company
  American Funds(R) Growth-Income Portfolio                 Capital Research and Management Company
  American Funds(R) International Portfolio                 Capital Research and Management Company
  Franklin Founding Funds Allocation VIP Fund               Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                  Franklin Advisers, Inc.
  Franklin Mutual Global Discovery VIP Fund                 Franklin Advisers, Inc.
  Franklin Rising Dividends VIP Fund                        Franklin Advisers, Inc.
  Franklin Strategic Income VIP Fund                        Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund            Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                      Invesco Advisers, Inc.
  Invesco V.I. American Value Fund                          Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                                Invesco Advisers, Inc.
  Invesco V.I. Equity and Income Fund                       Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                       Invesco Advisers, Inc.
  Lord Abbett Bond Debenture Portfolio                      Lord, Abbett & Co. LLC
  Lord Abbett Developing Growth Portfolio                   Lord, Abbett & Co. LLC
  Lord Abbett Growth and Income Portfolio                   Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock Portfolio                       Lord, Abbett & Co. LLC
  Lord Abbett Total Return Portfolio                        Lord, Abbett & Co. LLC
  SA AB Growth Portfolio                                    AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                     AllianceBernstein L.P.


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                       MANAGED BY:
  SA Boston Company Capital Growth Portfolio            The Boston Company Asset Management, LLC
  SA Columbia Technology Portfolio                      Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                     Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                      SunAmerica Asset Management, LLC
  SA Edge Asset Allocation Portfolio                    Principal Global Investors, LLC
  SA Federated Corporate Bond Portfolio                 Federated Investment Management Company
  SA Franklin Foreign Value Portfolio                   Templeton Investment Counsel, LLC
  SA Franklin Small Company Value Portfolio             Franklin Advisory Services, LLC
  SA Goldman Sachs Global Bond Portfolio                Goldman Sachs Asset Management International
  SA Invesco Growth Opportunities Portfolio             Invesco Advisers, Inc.
  SA Invesco VCP Equity-Income Portfolio(1)             Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                     Janus Capital Management, LLC
  SA JPMorgan Balanced Portfolio                        J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                   J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                 J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                   J.P. Morgan Investment Management Inc. and Massachusetts
                                                        Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                  J.P. Morgan Investment Management Inc.
  SA Legg Mason BW Large Cap Value Portfolio            Brandywine Global Investment Management, LLC
  SA MFS Blue Chip Growth Portfolio                     Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio        Massachusetts Financial Services Company
  SA MFS Telecom Utility Portfolio                      Massachusetts Financial Services Company
  SA MFS Total Return Portfolio                         Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio    Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio        OppenheimerFunds, Inc.
  SA PineBridge High-Yield Bond Portfolio               PineBridge Investments LLC
  SA Putnam International Growth and Income Portfolio   Putnam Investment Management, LLC
  SA Pyramis(R) Real Estate Portfolio                   FIAM LLC
  SA T. Rowe Price VCP Balanced Portfolio(1)            T. Rowe Price Associates, Inc.
  SA VCP Dynamic Allocation Portfolio(1)                SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA Wellington Capital Appreciation Portfolio          Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio   Wellington Management Company LLP
  SA Wellington Growth Portfolio                        Wellington Management Company LLP
  SA Wellington Natural Resources Portfolio             Wellington Management Company LLP
  SA Wellington Real Return Portfolio                   Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio               Wells Capital Management Incorporated
  SA WellsCap Fundamental Growth Portfolio              Wells Capital Management Incorporated
  Templeton Global Bond VIP Fund                        Franklin Advisers, Inc.


1 Your broker-dealer may not allow investment in this portfolio without election of a Living Benefit.

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                               TABLE OF CONTENTS
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GLOSSARY........................................................   4
HIGHLIGHTS......................................................   5
FEE TABLE.......................................................   7
   Maximum Owner Transaction Expenses...........................   7
   Maximum Premium Based Charge.................................   7
   Maximum Withdrawal Charges...................................   7
   Contract Maintenance Fee.....................................   7
   Separate Account Charges.....................................   7
   Additional Optional Feature Fee..............................   7
      Optional Polaris Income Builder and SunAmerica Income
        Plus Fee................................................   7
   Total Annual Portfolio Operating Expenses....................   7
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................   9
THE POLARIS PLATINUM O-SERIES
  VARIABLE ANNUITY..............................................  11
PURCHASING A POLARIS PLATINUM O-SERIES
  VARIABLE ANNUITY..............................................  11
   Allocation of Purchase Payments..............................  12
   Accumulation Units...........................................  13
   Free Look....................................................  13
   Exchange Offers..............................................  14
   Important Information for Military Servicemembers............  14
INVESTMENT OPTIONS..............................................  14
   Variable Portfolios..........................................  14
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  15
      American Funds Insurance Series...........................  15
      Franklin Templeton Variable Insurance Products Trust......  15
      Goldman Sachs Variable Insurance Trust....................  15
      Lord Abbett Series Fund, Inc..............................  15
      Anchor Series Trust.......................................  15
      Seasons Series Trust......................................  15
      SunAmerica Series Trust...................................  15
   Substitution, Addition or Deletion of Variable Portfolios....  19
   Fixed Accounts...............................................  19
   Dollar Cost Averaging Fixed Accounts.........................  19
   Dollar Cost Averaging Program................................  20
   Transfers During the Accumulation Phase......................  20
   Automatic Asset Rebalancing Program..........................  23
   Voting Rights................................................  23
ACCESS TO YOUR MONEY............................................  23
   Free Withdrawal Amount.......................................  23
   Systematic Withdrawal Program................................  25
   Nursing Home Waiver..........................................  25
   Minimum Contract Value.......................................  25
   Qualified Contract Owners....................................  25
OPTIONAL LIVING BENEFIT.........................................  25
   Polaris Income Builder.......................................  27
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO ALL OPTIONAL LIVING BENEFITS....................  32
DEATH BENEFITS..................................................  34
   Beneficiary Continuation Programs............................  35
   Standard Death Benefit.......................................  36
   Optional Maximum Anniversary Value Death Benefit.............  36
   Spousal Continuation.........................................  37
EXPENSES........................................................  37
   Separate Account Charges.....................................  37
   Premium Based Charge.........................................  38
   Withdrawal Charges...........................................  38
   Underlying Fund Expenses.....................................  39
   Contract Maintenance Fee.....................................  39
   Transfer Fee.................................................  39
   Optional Living Benefit Fee..................................  40
   Optional Maximum Anniversary Value Death Benefit Fee.........  40
   Premium Tax..................................................  40
   Income Taxes.................................................  40
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  40
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  40
ANNUITY INCOME OPTIONS..........................................  42
   The Income Phase.............................................  42
   Annuity Income Options.......................................  42
   Fixed or Variable Annuity Income Payments....................  43
   Annuity Income Payments......................................  43
   Transfers During the Income Phase............................  44
   Deferment of Payments........................................  44
TAXES...........................................................  44
   Annuity Contracts in General.................................  44
   Tax Treatment of Distributions - Non-Qualified Contracts.....  44
   Tax Treatment of Distributions - Qualified Contracts.........  45
   Required Minimum Distributions...............................  46
   Tax Treatment of Death Benefits..............................  46
   Tax Treatment of Optional Living Benefits....................  47
   Contracts Owned by a Trust or Corporation....................  47
   Foreign Account Tax Compliance ("FATCA").....................  47
   Other Withholding Tax........................................  47
   Gifts, Pledges and/or Assignments of a Contract..............  47
   Diversification and Investor Control.........................  48
OTHER INFORMATION...............................................  48
   The Distributor..............................................  48
   The Company..................................................  48
   The Separate Account.........................................  49
   The General Account..........................................  49
   Financial Statements.........................................  50
   Administration...............................................  50
   Legal Proceedings............................................  51
   Registration Statements......................................  51
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  51
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME BUILDER FEE................ C-1
APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES................... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO MARCH 10, 2014....................................... F-1
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM FOR CONTRACTS ISSUED
  PRIOR TO FEBRUARY 6, 2017..................................... G-1



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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PREMIUM BASED CHARGE - A charge that is deducted from your contract value on each Quarter Anniversary following the date each Premium is made and is deducted for seven years.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


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                                   HIGHLIGHTS
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The Polaris Platinum O-Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 0.95% annually of the average daily value of your contract allocated to the Variable Portfolios. Your contract provides for a free withdrawal amount each year. We apply a separate withdrawal charge schedule against each Premium you contribute to the contract. The withdrawal charge percentage declines over time for each Premium in the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply a Premium Based Charge against Premiums that you make to your contract. The Premium Based Charge equals a percentage of each Premium, deducted over 7 years and varies with your investment amount. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFIT: You may elect the optional living benefit available under your contract for an additional fee. This living benefit is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. This benefit can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing the optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFIT IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       5


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


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                                   FEE TABLE
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THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.



MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM PREMIUM BASED CHARGE
(as a percentage of each Purchase Payment)(1)........ 5.00%



MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(2)........ 6.00%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(3)........ 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(4)........ $50

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Fee(5)....................... 0.95%
  Optional Maximum Anniversary Value Death
     Benefit Fee................................ 0.25%
                                                 ----
  Total Separate Account Annual Expenses........ 1.20%
                                                 ====

ADDITIONAL OPTIONAL FEATURE FEE

You may elect the following optional Living Benefit which is a guaranteed minimum withdrawal benefit:


OPTIONAL POLARIS INCOME BUILDER AND SUNAMERICA INCOME PLUS FEE
(SunAmerica Income Plus is not available for election after May 1, 2013) (calculated as a percentage of the Income Base)(6)


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(7)    FEE RATE(7)
------------------------------ ---------------- ------------
  For One Covered Person......      1.10%          2.20%
  For Two Covered Persons.....      1.35%          2.70%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF DECEMBER 31, 2016)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(8)   MAXIMUM(8)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.55%        1.51%


FOOTNOTES TO THE FEE TABLE:

 1 Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.


                                          PREMIUM BASED CHARGE AS A    QUARTERLY PREMIUM
                                                PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT           PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
--------------------------------------- ---------------------------- ---------------------
 Less than $50,000.....................            5.00%                    0.1786%
 $50,000 but less than $100,000........            4.50%                    0.1607%
 $100,000 but less than $250,000.......            3.50%                    0.1250%
 $250,000 but less than $500,000.......            2.50%                    0.0893%
 $500,000 but less than $1,000,000.....            2.00%                    0.0714%
 $1,000,000 or more....................            1.25%                    0.0446%

 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.


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 2 Withdrawal Charge Schedule (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:


                                                     YEARS SINCE PREMIUM RECEIPT
                                        -----------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT             1       2      3      4      5     6       7    8+
 Less than $50,000.....................   6%     5%     5%      4%    3%     2%     1%    0%
 $50,000 but less than $100,000........  5.5%    5%     5%      4%    3%     2%     1%    0%
 $100,000 but less than $250,000.......  4.5%    4%     4%      3%    3%     2%     1%    0%
 $250,000 but less than $500,000.......  3.5%    3%     3%    2.25%   2%     2%     1%    0%
 $500,000 but less than $1,000,000.....   3%     2%     2%     1.5%   1%     1%     1%    0%
 $1,000,000 or more.................... 2.25%   1.5%   1.5%     1%    1%   0.75%   0.5%   0%

 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.

 3 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 4 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.

 5 If you do not elect any optional features, your total separate account annual expenses would be 0.95%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS below.


 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to March 10, 2014, please see APPENDIX F for a description of the living benefit you may have elected.


 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER FEE.


 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SA Invesco VCP Equity-Income, SA T. Rowe Price VCP Balanced or SA VCP Dynamic Allocation. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.



                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

 8 The maximum expense is for an Underlying Fund of Lord Abbett Series Fund,
   Inc., as of its fiscal year ended December 31, 2016. There is a contractual agreement with Lord Abbett Series Fund, Inc. under which it will waive 0.61% of its fee and the fee is 0.90% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.90%. The contractual agreement with Lord Abbett Series Fund, Inc. will continue until at least April 30, 2018, and may not be terminated prior to that date without the approval of the Lord Abbett Series Fund, Inc. Board of Trustees. The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2016. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.12% of its fee and the fee is 0.43% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2018, and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.


                                       8

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.


The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.20% including the Maximum Anniversary Value death benefit feature, the optional Polaris Income Builder feature (for the first year calculated at the initial annual fee rate of 1.35% and the maximum annual fee rate of 2.70% for the remaining years), a maximum Premium Based Charge of 5.00%, a maximum withdrawal charge of 6.00% and investment in an Underlying Fund with total expenses of 1.51%*)

(1)   If you surrender your contract at the end of the applicable time period:


   1 YEAR       3 YEARS     5 YEARS     10 YEARS
------------   ---------   ---------   ---------
  $ 1,023      $ 2,153     $ 3,158     $ 5,564

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


  1 YEAR      3 YEARS     5 YEARS     10 YEARS
----------   ---------   ---------   ---------
  $ 423      $ 1,653     $ 2,858     $ 5,564


MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 0.95%, no election of optional features and investment in an Underlying Fund with total expenses of 0.55%*)








(1)   If you surrender your contract at the end of the applicable time period:


  1 YEAR      3 YEARS     5 YEARS     10 YEARS
----------   ---------   ---------   ---------
  $ 816      $ 1,187     $ 1,476     $ 2,279

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


  1 YEAR      3 YEARS     5 YEARS     10 YEARS
----------   ---------   ---------   ---------
  $ 216      $ 687       $ 1,176     $ 2,279


EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume Separate Account fees as indicated and that no transfer fees were imposed. A maximum Premium Based Charge of 5.00% and withdrawal charge of 6.00% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower Premium Based Charge and Withdrawal Charge Schedule. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Builder fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


* The 1 year Maximum Expense Example reflects the Lord Abbett Series Fund, Inc. 0.61% fee waiver and the 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.12% waiver.


                                       9


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       10

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                         THE POLARIS PLATINUM O-SERIES

                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                     PURCHASING A POLARIS PLATINUM O-SERIES

                                VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT           PAYMENT       PAYMENT
        Qualified         $10,000             $500           $100
      Non-Qualified       $10,000             $500           $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100 if you have not elected a Living Benefit feature. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

We reserve the right to refuse any Purchase Payment when we are crediting the guaranteed minimum interest rate under the contract. Specific parameters under which we may refuse or restrict Purchase Payments are outlined below, and in the FIXED ACCOUNTS and OPTIONAL LIVING BENEFIT sections of the prospectus. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the GLOSSARY. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval. The terms creating any limit on the


                                       11



maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected the Living Benefit feature. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


                                       12



An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must


                                       13



mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as defined below. Fund-of-Funds and Master-Feeder Funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


                                       14



Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial representative regarding which of these Variable Portfolios are appropriate for your risk structure.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisors are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     AMERICAN FUNDS INSURANCE SERIES -- CLASS 4 SHARES

     Capital Research and Management Company is the investment advisor to American Funds Insurance Series ("AFIS").

     For contracts issued prior to June 29, 2015, Class 2 Shares of AFIS are available. For contracts issued on or after June 29, 2015, Class 4 Shares, which have higher total annual fund operating expenses, are available instead.


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Franklin Advisory Services, LLC are the investment advisors to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


                                       15



            SA VCP DYNAMIC ALLOCATION PORTFOLIO

            SAST also offers the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a Fund-of-Funds that in turn invests in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio has a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefit under the contract. In addition, the Dynamic Allocation Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. This managed volatility strategy may reduce the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            SA T. ROWE PRICE VCP BALANCED PORTFOLIO

            SA INVESCO VCP EQUITY-INCOME PORTFOLIO


            The Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST FOR DETAILS.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/GETPROSPECTUS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       16




UNDERLYING FUNDS                                  MANAGED BY:                                        TRUST    ASSET CLASS
-----------------------------------------------   ----------------------------------------------   --------   ------------------
American Funds(R) Bond Portfolio                  Capital Research and Management Company          AFIS       BOND
American Funds(R) Capital Income Builder          Capital Research and Management Company          AFIS       ASSET ALLOCATION
 Portfolio
American Funds(R) Global Bond Portfolio           Capital Research and Management Company          AFIS       BOND
American Funds(R) Global Small Capitalization     Capital Research and Management Company          AFIS       STOCK
 Portfolio
American Funds(R) International Portfolio         Franklin Advisers, Inc.                          AFIS       STOCK
Franklin Founding Funds Allocation VIP Fund       Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                          Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Franklin Mutual Global Discovery VIP Fund         Franklin Advisers, Inc.                          FTVIPT     STOCK
Franklin Rising Dividends VIP Fund                Franklin Advisers, Inc.                          FTVIPT     STOCK
Franklin Strategic Income VIP Fund                Franklin Advisers, Inc.                          FTVIPT     BOND
Goldman Sachs VIT Government Money                Goldman Sachs Asset Management, L.P.             GST        CASH
 Market Fund
Invesco V.I. American Franchise Fund*             Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. American Value Fund                  Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. Comstock Fund*                       Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. Equity and Income Fund               Invesco Advisers, Inc.                           AVIF       ASSET ALLOCATION
Invesco V.I. Growth and Income Fund               Invesco Advisers, Inc.                           AVIF       STOCK
Lord Abbett Bond Debenture Portfolio              Lord, Abbett & Co. LLC                           LASF       BOND
Lord Abbett Developing Growth Portfolio           Lord, Abbett & Co. LLC                           LASF       STOCK
Lord Abbett Growth and Income Portfolio           Lord, Abbett & Co. LLC                           LASF       STOCK
Lord Abbett Mid Cap Stock Portfolio               Lord, Abbett & Co. LLC                           LASF       STOCK
Lord Abbett Total Return Portfolio                Lord, Abbett & Co. LLC                           LASF       BOND
SA AB Growth Portfolio                            AllianceBernstein L.P.                           SAST       STOCK
SA AB Small & Mid Cap Value Portfolio             AllianceBernstein L.P.                           SAST       STOCK
American Funds(R) Asset Allocation Portfolio      Capital Research and Management Company          AFIS       ASSET ALLOCATION
American Funds(R) Global Growth Portfolio         Capital Research and Management Company          AFIS       STOCK
American Funds(R) Growth Portfolio                Franklin Advisers, Inc.                          AFIS       STOCK
American Funds(R) Growth-Income Portfolio         Franklin Advisers, Inc.                          AFIS       STOCK
SA Boston Company Capital Growth Portfolio        The Boston Company Asset Management, LLC         SAST       STOCK
SA Columbia Technology Portfolio                  Columbia Management Investment Advisers, LLC     SAST       STOCK
SA DFA Ultra Short Bond Portfolio                 Dimensional Fund Advisors LP                     SAST       BOND
SA Dogs of Wall Street Portfolio*                 SunAmerica Asset Management, LLC                 SAST       STOCK
SA Edge Asset Allocation Portfolio                Principal Global Investors, LLC                  AST        ASSET ALLOCATION
SA Federated Corporate Bond Portfolio             Federated Investment Management Company          SAST       BOND
SA Franklin Foreign Value Portfolio               Templeton Investment Counsel, LLC                SAST       STOCK
SA Franklin Small Company Value Portfolio         Franklin Advisory Services, LLC                  SAST       STOCK
SA Goldman Sachs Global Bond Portfolio            Goldman Sachs Asset Management International     SAST       BOND
SA Invesco Growth Opportunities Portfolio         Invesco Advisers, Inc.                           SAST       STOCK
SA Invesco VCP Equity-Income Portfolio            Invesco Advisers, Inc.                           SAST       ASSET ALLOCATION
SA Janus Focused Growth Portfolio                 Janus Capital Management, LLC                    SAST       STOCK
SA JPMorgan Balanced Portfolio                    J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
SA JPMorgan Emerging Markets Portfolio            J.P. Morgan Investment Management Inc.           SAST       STOCK
SA JPMorgan Equity-Income Portfolio               J.P. Morgan Investment Management Inc.           SAST       STOCK
SA JPMorgan Global Equities Portfolio             J.P. Morgan Investment Management Inc.           SAST       STOCK
SA JPMorgan MFS Core Bond Portfolio               J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                  Massachusetts Financial Services Company
SA JPMorgan Mid-Cap Growth Portfolio              J.P. Morgan Investment Management Inc.           SAST       STOCK
SA Legg Mason BW Large Cap Value                  Brandywine Global Investment Management, LLC     SAST       STOCK
 Portfolio
SA MFS Blue Chip Growth Portfolio                 Massachusetts Financial Services Company         SAST       STOCK
SA MFS Massachusetts Investors                    Massachusetts Financial Services Company         SAST       STOCK
 Trust Portfolio*
SA MFS Telecom Utility Portfolio                  Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return Portfolio*                    Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
SA Morgan Stanley International Equities          Morgan Stanley Investment Management Inc.        SAST       STOCK
 Portfolio
SA Oppenheimer Main Street Large Cap              OppenheimerFunds, Inc.                           SAST       STOCK
 Portfolio
SA PineBridge High-Yield Bond Portfolio           PineBridge Investments LLC                       SAST       BOND
SA Putnam International Growth and Income         Putnam Investment Management, LLC                SAST       STOCK
 Portfolio
SA Pyramis(R) Real Estate Portfolio               FIAM LLC                                         SAST       STOCK
SA T. Rowe Price VCP Balanced Portfolio           T. Rowe Price Associates, Inc.                   SAST       ASSET ALLOCATION



                                       17



UNDERLYING FUNDS                                 MANAGED BY:                                 TRUST    ASSET CLASS
----------------------------------------------   ---------------------------------------   --------   -----------------
SA VCP Dynamic Allocation Portfolio              SunAmerica Asset Management, LLC and      SAST       ASSET ALLOCATION
                                                 AllianceBernstein L.P.
SA Wellington Capital Appreciation Portfolio     Wellington Management Company LLP         AST        STOCK
SA Wellington Government and Quality Bond        Wellington Management Company LLP         AST        BOND
 Portfolio
SA Wellington Growth Portfolio                   Wellington Management Company LLP         AST        STOCK
SA Wellington Natural Resources Portfolio        Wellington Management Company LLP         AST        STOCK
SA Wellington Real Return Portfolio              Wellington Management Company LLP         SST        BOND
SA WellsCap Aggressive Growth Portfolio          Wells Capital Management Incorporated     SAST       STOCK
SA WellsCap Fundamental Growth Portfolio         Wells Capital Management Incorporated     SAST       STOCK
Templeton Global Bond VIP Fund                   Franklin Advisers, Inc.                   FTVIPT     BOND


* SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


                                       18



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM IS NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model, please see the POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect Polaris Income Builder, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of this Living Benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFIT.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.


                                       19



If your contract was issued on or after October 1, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to October 1, 2013, without election of a Living Benefit, the 2-Year DCA Fixed Account will remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed Account. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA Program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA Program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA Program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by United States Postal Service first-class mail ("U.S. Mail") addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543;


                                       20



otherwise they will not be considered received by us. We may accept transfers by telephone or the internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract Owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract Owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by U.S. Mail for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 17, 2017 and within the previous twelve months (from August 18, 2016 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2017 must be submitted by U.S. Mail (from August 18, 2017 through August 17, 2018).

We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole


                                       21



discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods;
(3) reject any Purchase Payment or transfer request; (4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an


                                       22



omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


If you elect the optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFIT BELOW.


Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected the optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?"UNDER OPTIONAL LIVING BENEFIT BELOW.



FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE


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BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request in Good Order. We will return to you your contract value less any applicable fees and charges within 7 calendar days of the request.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal and the Accumulated Premium Breakpoint achieved based on the sum of all Purchase Payments. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract and your withdrawal charge based on your Accumulated Premium Breakpoint for the 3rd contract year is 4%. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 4% is the applicable percentage) [B x C=$4,000]

     D=  Your full contract value ($86,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.


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Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected the optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                            OPTIONAL LIVING BENEFIT
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OVERVIEW OF LIVING BENEFIT


The optional Living Benefit, POLARIS INCOME BUILDER(R), is designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect the optional Living Benefit, which is a guaranteed minimum withdrawal benefit, for an additional fee only at the time of contract issue. The Living Benefit may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefit offers additional protections, the additional fee associated with the benefit has the impact of reducing the net investment return.

Please read carefully the more detailed description of the Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE THE LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT THE LIVING BENEFIT.

POLARIS INCOME BUILDER(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit.

The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the Highest Anniversary Value increase may be available.


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GENERAL INFORMATION APPLICABLE TO THE LIVING BENEFIT

The "SunAmerica Income Builder" Living Benefit was renamed "Polaris Income Builder" as of March 10, 2014. All references in the prospectus to the "SunAmerica Income Builder" Living Benefit have been changed accordingly.

You must invest in accordance with investment requirements outlined below.

The Living Benefit may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected the Living Benefit feature.

This optional Living Benefit is designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime retirement income. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MARCH 10, 2014, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to April 30, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On April 30, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.

LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
The current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


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INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


  INCOME CREDIT
 (AS A PERCENTAGE
  OF THE INCOME                            INCOME
   CREDIT BASE)                      CREDIT AVAILABILITY
        6%          Available during the first 12 Benefit Years -- the
                    Income Credit is ELIMINATED in years any withdrawal
                    is taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


POLARIS INCOME BUILDER


How does Polaris Income Builder work?

Polaris Income Builder locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?"AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?"BELOW.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE


  NUMBER OF COVERED PERSONS      MAXIMUM ANNUAL
      AND AGE OF COVERED           WITHDRAWAL       PROTECTED INCOME
 PERSON AT FIRST WITHDRAWAL*       PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)                4.0%                4.0%
 One Covered Person
 (Ages 65 and older)                 5.2%                5.2%
 Two Covered Persons
 (Age 64 and Younger)                3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)                 4.7%                4.7%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

We reserve the right to modify the rates referenced in the table above at anytime for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.

Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.


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With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

You must allocate your assets in accordance with one of two options below:



  1   10% Secure      90% SA VCP Dynamic Allocation
      Value Account
  2   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Goldman Sachs VIT Government Money Market
                      Fund
                      SA DFA Ultra Short Bond
                      SA Federated Corporate Bond
                      SA Goldman Sachs Global Bond
                      SA Invesco VCP Equity-Income*
                      SA JPMorgan MFS Core Bond
                      SA T. Rowe Price VCP Balanced*
                      SA VCP Dynamic Allocation
                      SA Wellington Government and Quality Bond
                      SA Wellington Real Return
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


How do my investment requirements impact my feature and contract?


Before you elect the Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefit meets your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by the Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.

What are the factors used to calculate Polaris Income Builder?

The benefit offered by Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate


                                       28



the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

The Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person(s) at the time of first withdrawal.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments received prior to the first contract anniversary increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than


                                       29



the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.

What are the effects of withdrawals on Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Builder?

The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee


                                       30



rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.


Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER FEE.


An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Due to the investment requirements associated with the election of these Living Benefits, a portion of your assets may be invested in the following Variable
Portfolios:

     o     SA Invesco VCP Equity-Income Portfolio

     o     SA T. Rowe Price VCP Balanced Portfolio


     o     SA VCP Dynamic Allocation Portfolio


Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


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 ------------------------------------------------------------------------------
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                        ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
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When and how may I elect the Living Benefit?


You may elect the Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:


                              COVERED PERSON
                            MINIMUM     MAXIMUM
                              AGE         AGE
         One Owner            45          80
      Joint Owners(1)         45          80

IF YOU ELECT TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE         AGE         AGE         AGE
       NON-QUALIFIED:
       Joint Owners(2)          45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(3)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME BUILDER WORK?" ABOVE.


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If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for Highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                         CANCELLATION
 REQUEST RECEIVED                      EFFECTIVE DATE
     Years 1-5                  5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the receipt
                                 of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.


                                       33



Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                                 DEATH BENEFITS
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--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to a money market or similar portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding


                                       34



of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to April 30, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On April 30, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased Owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. The Variable Portfolios may be of a different share class than those available to the original owner subject to different underlying fund fees. The Beneficiary may transfer funds among the Variable Portfolios.

If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 0.85%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may transfer funds among the Variable Portfolios, subject to the same limitations and restrictions that applied to the original Owner. Any Fixed Accounts or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the


                                       35



required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used for the standard death benefit, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.


STANDARD DEATH BENEFIT

The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to


                                       36



the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected the Living Benefit feature.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the optional Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

The Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.


PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.


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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES

The annualized Separate Account Charge is 0.95% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our


                                       37



expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PREMIUM BASED CHARGE

A Premium Based Charge applies to all initial and subsequent Premiums you make to your contract and is deducted from your contract value on each Quarter Anniversary following the date each Premium is received by us. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you elected the Living Benefit. The Premium Based Charge equals a percentage of each Premium and is based on the Accumulated Premium Breakpoint achieved by the amount of the Premium or the sum of Premiums received by us, according to the table below. The Premium Based Charge reimburses us for distribution expenses, including commissions.

Each Premium is subject to a Premium Based Charge during the period beginning on the first Quarter Anniversary following the date the Premium is received by us and continuing for a total of 28 Quarter Anniversaries (over a 7 year period). Once the Premium Based Charge has been deducted for 28 Quarter Anniversaries, the Premium is no longer subject to the Premium Based Charge.

The Accumulated Premium Breakpoint that determines the Premium Based Charge percentage applicable on the first Quarter Anniversary is determined by the sum of Premiums received during the first contract quarter.

     For example, if you make an initial Premium of $40,000 during the first contract quarter, on the first Quarter Anniversary, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Premium Based Charge percentage is 5.00%.

After the first Quarter Anniversary, the Accumulated Premium Breakpoint and Premium Based Charge percentage applicable to subsequent Premium(s) are determined by the sum of all Premiums previously received plus the subsequent Premium(s) when received by us. If the sum of Premiums results in a higher Accumulated Premium Breakpoint being achieved, the Premium Based Charge percentage applicable to the entire subsequent Premium will be based on the corresponding Accumulated Premium Breakpoint. Once a Premium Based Charge is set for a Premium, it is fixed for seven years and will not change for that Premium even if subsequent Premiums are received and/or withdrawals are taken.

     For example, assuming an initial Premium of $40,000, you make a subsequent Premium of $20,000 six months after the initial Premium. The sum of Premiums, $60,000, qualifies to meet the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000" and the corresponding Premium Based Charge percentage of 4.50%. Therefore, the Premium Based Charge percentage for the entire $20,000 Premium would be 4.50%.



                                                         QUARTERLY
                                                          PREMIUM
                                                        BASED CHARGE
                                          PREMIUM       (OVER 7 YEAR
ACCUMULATED PREMIUM BREAKPOINT         BASED CHARGE       PERIOD)
 Less than $50,000                        5.00%           0.1786%
 $50,000 but less than $100,000           4.50%           0.1607%
 $100,000 but less than $250,000          3.50%           0.1250%
 $250,000 but less than $500,000          2.50%           0.0893%
 $500,000 but less than $1,000,000        2.00%           0.0714%
 $100,000,000 or more                     1.25%           0.0446%

If you fully surrender your contract, we will not deduct any remaining Premium Based Charge from the amount surrendered. We will not assess a Premium Based Charge when we pay a death benefit, when you switch to the Income Phase and when there are no Premiums subject to the Premium Based Charge.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE PREMIUM BASED CHARGE.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment (also known as "Premium") you contribute to the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. The withdrawal charge percentage declines over time for each Premium in the contract.

The Accumulated Premium Breakpoint schedule below is used to determine the Withdrawal Charge Schedule applicable to each Premium as determined on the day we receive the Premium. The withdrawal charge applies to each Premium for 7 years. The Withdrawal Charge Schedule, once determined, will not change for that Premium even if subsequent Premiums are made or withdrawals are taken.

Your initial Accumulated Premium Breakpoint is determined by the amount of your initial Premium. Thereafter, the Accumulated Premium Breakpoint and withdrawal charge schedule applicable to subsequent Premiums are determined by the sum of all Premiums previously received plus the subsequent premium(s) when received by us. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you elected the Living Benefit.

You may reduce the applicable percentage but not the duration of your Withdrawal Charge Schedule by adding subsequent Premiums which may also allow you to achieve a higher Accumulated Premium Breakpoint. If a portion of a subsequent Premium results in a sum of Premiums that achieves a higher Accumulated Premium Breakpoint,


                                       38



according to the table below, then that entire subsequent Premium will be subject to the Withdrawal Charge Schedule applicable to the corresponding Accumulated Premium Breakpoint.

     For example, if you make an initial Premium of $40,000, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Withdrawal Charge Schedule over 7 years is "6%, 5%, 5%, 4%, 3%, 2%, 1%, 0%." If you make a subsequent Premium of $20,000 six months later, the sum of Premiums, $60,000, qualifies for the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000." Therefore, the corresponding Withdrawal Charge Schedule over 7 years for the entire $20,000 subsequent Premium would be "5.5%, 5%, 5%, 4%, 3%, 2%, 1%, 0%."

The Accumulated Premium Breakpoints and corresponding Withdrawal Charge Schedules are listed below:


WITHDRAWAL CHARGE SCHEDULE


ACCUMULATED                        YEARS SINCE RECEIPT OF EACH PREMIUM
PREMIUM
BREAKPOINT                1        2       3        4       5      6        7     8+
 Less than $50,000          6%      5%      5%        4%  3%         2%      1%  0%
 $50,000 but less
 than $100,000            5.5%      5%      5%        4%  3%         2%      1%  0%
 $100,000 but less
 than $250,000            4.5%      4%      4%        3%  3%         2%      1%  0%
 $250,000 but less
 than $500,000            3.5%      3%      3%     2.25%  2%         2%      1%  0%
 $500,000 but less
 than $1,000,000            3%      2%      2%      1.5%  1%         1%      1%  0%
 $1,000,000 or more      2.25%    1.5%    1.5%        1%  1%      0.75%    0.5%  0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, we reduce the withdrawn amount from the contract value by any applicable withdrawal charges. If you fully surrender your contract, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase. Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 4 shares of American Funds Insurance Series for contracts issued on or after June 29, 2015 and Class 2 shares of American Funds Insurance Series for contracts issued prior to June 29, 2015, Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class 2 shares of Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


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OPTIONAL LIVING BENEFIT FEE

The Polaris Income Builder Living Benefit fee will be calculated as a percentage of the Income Base for all years in which the Living Benefit is in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


OPTIONAL POLARIS INCOME BUILDER FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER FEE.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The annualized fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or


                                       40



more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2016 in the Statement of Additional Information which is available upon request.

NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment


                                       41



management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday. At your request, for contracts issued in the state of New York, we can extend the Accumulation Phase from when you are age 90 to the first NYSE business day of the month following your 95th birthday. For example, if your 95th birthday is July 8, 2016, the first NYSE business day of the following month would be Monday, August 1, 2016. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant


                                       42



election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company. The sum of remaining guaranteed variable annuity income payments is discounted at a rate of no less than 8% in order to determine the discounted present value.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and


                                       43



     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase


                                       44



Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the Owner can only withdraw Purchase Payments. Additional plan limitations may also


                                       45



apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated required minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automated required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as


                                       46



discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as


                                       47



security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and (b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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THE DISTRIBUTOR

AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


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OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living


                                       49



benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions,


                                       50



including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of October 2, 2017, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       51

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--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                 FISCAL YEAR    FISCAL YEAR
                                                                   INCEPTION        ENDED          ENDED
VARIABLE PORTFOLIOS                                               TO 12/31/11     12/31/12        12/31/13
================================================================ ============= ============== ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................................. (a)$9.186     (a)$8.071      (a)$9.268
                                                                 (b)$9.027     (b)$7.920      (b)$9.072
 Ending AUV..................................................... (a)$8.071     (a)$9.268      (a)$13.091
                                                                 (b)$7.920     (b)$9.072      (b)$12.782
 Ending Number of AUs........................................... (a)6,372      (a)47,170      (a)8,558
                                                                 (b)1,192      (b)4,060       (b)10,511

-----------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A         (a)N/A
                                                                 (b)N/A        (b)N/A         (b)N/A

-----------------------------------------------------------------



                                                                   FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                      ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/14        12/31/15         12/31/16
================================================================ =============== ================ ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................................. (a)$13.091      (a)$13.006       (a)$12.698
                                                                 (b)$12.782      (b)$12.667       (b)$12.337
 Ending AUV..................................................... (a)$13.006      (a)$12.698       (a)$13.473
                                                                 (b)$12.667      (b)$12.337       (b)$13.057
 Ending Number of AUs........................................... (a)14,412       (a)15,158        (a)17,452
                                                                 (b)28,594       (b)34,153        (b)47,693

-----------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A          (a)N/A           (a)$10.000
                                                                 (b)N/A          (b)N/A           (b)$9.987
 Ending AUV..................................................... (a)N/A          (a)$10.000       (a)$10.813
                                                                 (b)N/A          (b)$9.987        (b)$10.773
 Ending Number of AUs........................................... (a)N/A          (a)154,121       (a)299,402
                                                                 (b)N/A          (b)196,184       (b)514,199

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)N/A          (a)N/A           (a)$9.840
                                                                 (b)N/A          (b)N/A           (b)$9.824
 Ending AUV..................................................... (a)N/A          (a)$9.840        (a)$10.021
                                                                 (b)N/A          (b)$9.824        (b)$9.979
 Ending Number of AUs........................................... (a)N/A          (a)24,582        (a)201,161
                                                                 (b)N/A          (b)30,428        (b)188,888

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)N/A          (a)N/A           (a)$9.380
                                                                 (b)N/A          (b)N/A           (b)$9.364
 Ending AUV..................................................... (a)N/A          (a)$9.380        (a)$9.643
                                                                 (b)N/A          (b)$9.364        (b)$9.603
 Ending Number of AUs........................................... (a)N/A          (a)84,673        (a)255,680
                                                                 (b)N/A          (b)109,953       (b)462,052

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)N/A          (a)N/A           (a)$9.537
                                                                 (b)N/A          (b)N/A           (b)$9.522
 Ending AUV..................................................... (a)N/A          (a)$9.537        (a)$9.676
                                                                 (b)N/A          (b)$9.522        (b)$9.636
 Ending Number of AUs........................................... (a)N/A          (a)8,066         (a)34,431
                                                                 (b)N/A          (b)6,098         (b)37,367

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A          (a)N/A           (a)$9.862
                                                                 (b)N/A          (b)N/A           (b)$9.850
 Ending AUV..................................................... (a)N/A          (a)$9.862        (a)$9.805
                                                                 (b)N/A          (b)$9.850        (b)$9.769
 Ending Number of AUs........................................... (a)N/A          (a)126,664       (a)240,470
                                                                 (b)N/A          (b)245,007       (b)439,889

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)N/A          (a)N/A           (a)$9.230
                                                                 (b)N/A          (b)N/A           (b)$9.215
 Ending AUV..................................................... (a)N/A          (a)$9.230        (a)$9.312
                                                                 (b)N/A          (b)$9.215        (b)$9.274
 Ending Number of AUs........................................... (a)N/A          (a)1,816         (a)15,798
                                                                 (b)N/A          (b)15,853        (b)37,045

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                  FISCAL YEAR   FISCAL YEAR
                                                     INCEPTION       ENDED         ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11     12/31/12      12/31/13
================================================== ============= ============= =============
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)N/A        (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A        (b)N/A
 Ending AUV....................................... (a)N/A        (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................. (a)N/A        (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A        (b)N/A

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)N/A        (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A        (b)N/A
 Ending AUV....................................... (a)N/A        (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................. (a)N/A        (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A        (b)N/A

---------------------------------------------------
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A        (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A        (b)N/A
 Ending AUV....................................... (a)N/A        (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................. (a)N/A        (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A        (b)N/A

---------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$16.239    (a)$15.279    (a)$16.900
                                                   (b)$15.831    (b)$14.893    (b)$16.432
 Ending AUV....................................... (a)$15.279    (a)$16.900    (a)$19.686
                                                   (b)$14.893    (b)$16.432    (b)$19.093
 Ending Number of AUs............................. (a)30,480     (a)80,514     (a)100,367
                                                   (b)9,141      (b)28,373     (b)36,872

---------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$10.666    (a)$10.211    (a)$11.414
                                                   (b)$10.329    (b)$9.877     (b)$11.013
 Ending AUV....................................... (a)$10.211    (a)$11.414    (a)$13.475
                                                   (b)$9.877     (b)$11.013    (b)$12.970
 Ending Number of AUs............................. (a)45,572     (a)156,951    (a)211,880
                                                   (b)22,478     (b)85,495     (b)171,915

---------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$6.662     (a)$5.841     (a)$6.439
                                                   (b)$6.449     (b)$5.647     (b)$6.210
 Ending AUV....................................... (a)$5.841     (a)$6.439     (a)$8.524
                                                   (b)$5.647     (b)$6.210     (b)$8.201
 Ending Number of AUs............................. (a)47,145     (a)79,716     (a)100,986
                                                   (b)15,429     (b)42,508     (b)100,949

---------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$19.597    (a)$15.803    (a)$19.346
                                                   (b)$19.084    (b)$15.371    (b)$18.770
 Ending AUV....................................... (a)$15.803    (a)$19.346    (a)$25.964
                                                   (b)$15.371    (b)$18.770    (b)$25.128
 Ending Number of AUs............................. (a)87,337     (a)229,299    (a)711,853
                                                   (b)33,688     (b)102,113    (b)340,908

---------------------------------------------------



                                                    FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                                       ENDED         ENDED          ENDED
VARIABLE PORTFOLIOS                                   12/31/14      12/31/15       12/31/16
================================================== ============= ============= ===============
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)N/A        (a)N/A        (a)$9.915
                                                   (b)N/A        (b)N/A        (b)$9.899
 Ending AUV....................................... (a)N/A        (a)$9.915     (a)$10.727
                                                   (b)N/A        (b)$9.899     (b)$10.683
 Ending Number of AUs............................. (a)N/A        (a)182,391    (a)292,998
                                                   (b)N/A        (b)347,334    (b)713,139

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)N/A        (a)N/A        (a)$9.822
                                                   (b)N/A        (b)N/A        (b)$9.587
 Ending AUV....................................... (a)N/A        (a)$9.822     (a)$10.825
                                                   (b)N/A        (b)$9.587     (b)$10.540
 Ending Number of AUs............................. (a)N/A        (a)410,118    (a)758,910
                                                   (b)N/A        (b)547,999    (b)1,117,288

---------------------------------------------------
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)N/A        (a)N/A        (a)$8.692
                                                   (b)N/A        (b)N/A        (b)$8.678
 Ending AUV....................................... (a)N/A        (a)$8.692     (a)$8.887
                                                   (b)N/A        (b)$8.678     (b)$8.850
 Ending Number of AUs............................. (a)N/A        (a)7,189      (a)37,274
                                                   (b)N/A        (b)22,643     (b)102,015

---------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$19.686    (a)$20.903    (a)$20.297
                                                   (b)$19.093    (b)$20.222    (b)$19.588
 Ending AUV....................................... (a)$20.903    (a)$20.297    (a)$22.217
                                                   (b)$20.222    (b)$19.588    (b)$21.386
 Ending Number of AUs............................. (a)114,679    (a)121,925    (a)108,299
                                                   (b)75,611     (b)104,556    (b)104,011

---------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$13.475    (a)$14.838    (a)$14.665
                                                   (b)$12.970    (b)$14.246    (b)$14.045
 Ending AUV....................................... (a)$14.838    (a)$14.665    (a)$15.529
                                                   (b)$14.246    (b)$14.045    (b)$14.835
 Ending Number of AUs............................. (a)316,139    (a)372,500    (a)388,729
                                                   (b)281,148    (b)474,563    (b)579,315

---------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$8.524     (a)$9.427     (a)$9.723
                                                   (b)$8.201     (b)$9.046     (b)$9.307
 Ending AUV....................................... (a)$9.427     (a)$9.723     (a)$10.217
                                                   (b)$9.046     (b)$9.307     (b)$9.756
 Ending Number of AUs............................. (a)387,968    (a)581,642    (a)635,606
                                                   (b)560,366    (b)909,920    (b)1,035,192

---------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$25.964    (a)$29.565    (a)$31.762
                                                   (b)$25.128    (b)$28.542    (b)$30.587
 Ending AUV....................................... (a)$29.565    (a)$31.762    (a)$32.007
                                                   (b)$28.542    (b)$30.587    (b)$30.745
 Ending Number of AUs............................. (a)953,738    (a)922,435    (a)924,955
                                                   (b)630,593    (b)756,847    (b)850,690

---------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/11      12/31/12         12/31/13
================================================================= ============= ================ ================
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.353     (a)$7.600        (a)$8.555
                                                                  (b)$8.137     (b)$7.392        (b)$8.301
 Ending AUV...................................................... (a)$7.600     (a)$8.555        (a)$10.926
                                                                  (b)$7.392     (b)$8.301        (b)$10.575
 Ending Number of AUs............................................ (a)4,175      (a)11,912        (a)13,067
                                                                  (b)1,880      (b)18,635        (b)42,611

------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$20.639    (a)$20.981       (a)$23.097
                                                                  (b)$20.110    (b)$20.411       (b)$22.413
 Ending AUV...................................................... (a)$20.981    (a)$23.097       (a)$23.142
                                                                  (b)$20.411    (b)$22.413       (b)$22.401
 Ending Number of AUs............................................ (a)209,299    (a)723,026       (a)1,643,661
                                                                  (b)76,302     (b)269,050       (b)642,161

------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.246    (a)$16.665       (a)$18.742
                                                                  (b)$15.829    (b)$16.210       (b)$18.185
 Ending AUV...................................................... (a)$16.665    (a)$18.742       (a)$25.300
                                                                  (b)$16.210    (b)$18.185       (b)$24.487
 Ending Number of AUs............................................ (a)2,212      (a)107,479       (a)365,685
                                                                  (b)720        (b)29,440        (b)157,518

------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$30.757    (a)$21.511       (a)$25.240
                                                                  (b)$30.036    (b)$20.985       (b)$24.562
 Ending AUV...................................................... (a)$21.511    (a)$25.240       (a)$24.095
                                                                  (b)$20.985    (b)$24.562       (b)$23.389
 Ending Number of AUs............................................ (a)14,205     (a)44,043        (a)154,230
                                                                  (b)4,925      (b)20,914        (b)81,004

------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.830    (a)$12.055       (a)$13.919
                                                                  (b)$12.508    (b)$11.747       (b)$13.529
 Ending AUV...................................................... (a)$12.055    (a)$13.919       (a)$18.047
                                                                  (b)$11.747    (b)$13.529       (b)$17.498
 Ending Number of AUs............................................ (a)549        (a)63,131        (a)449,566
                                                                  (b)256        (b)23,090        (b)201,974

------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.932    (a)$8.512        (a)$10.058
                                                                  (b)$10.797    (b)$8.394        (b)$9.894
 Ending AUV...................................................... (a)$8.512     (a)$10.058       (a)$12.263
                                                                  (b)$8.394     (b)$9.894        (b)$12.033
 Ending Number of AUs............................................ (a)835,489    (a)2,423,961     (a)3,220,562
                                                                  (b)317,609    (b)880,087       (b)1,322,971

------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.236    (a)$9.184        (a)$10.492
                                                                  (b)$10.159    (b)$9.094        (b)$10.364
 Ending AUV...................................................... (a)$9.184     (a)$10.492       (a)$12.865
                                                                  (b)$9.094     (b)$10.364       (b)$12.675
 Ending Number of AUs............................................ (a)24,669     (a)48,018        (a)109,037
                                                                  (b)16,233     (b)44,018        (b)111,204

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                        ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ===============
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.926       (a)$11.723       (a)$12.229
                                                                  (b)$10.575       (b)$11.319       (b)$11.778
 Ending AUV...................................................... (a)$11.723       (a)$12.229       (a)$12.367
                                                                  (b)$11.319       (b)$11.778       (b)$11.881
 Ending Number of AUs............................................ (a)21,170        (a)74,772        (a)124,989
                                                                  (b)74,956        (b)164,754       (b)238,815

------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$23.142       (a)$24.193       (a)$23.612
                                                                  (b)$22.401       (b)$23.360       (b)$22.742
 Ending AUV...................................................... (a)$24.193       (a)$23.612       (a)$25.373
                                                                  (b)$23.360       (b)$22.742       (b)$24.377
 Ending Number of AUs............................................ (a)2,097,613     (a)2,176,349     (a)2,136,225
                                                                  (b)1,043,917     (b)1,291,447     (b)1,333,545

------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$25.300       (a)$27.687       (a)$27.922
                                                                  (b)$24.487       (b)$26.730       (b)$26.890
 Ending AUV...................................................... (a)$27.687       (a)$27.922       (a)$32.536
                                                                  (b)$26.730       (b)$26.890       (b)$31.256
 Ending Number of AUs............................................ (a)515,749       (a)535,438       (a)489,825
                                                                  (b)316,079       (b)394,880       (b)391,637

------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$24.095       (a)$22.406       (a)$18.978
                                                                  (b)$23.389       (b)$21.695       (b)$18.330
 Ending AUV...................................................... (a)$22.406       (a)$18.978       (a)$20.759
                                                                  (b)$21.695       (b)$18.330       (b)$20.000
 Ending Number of AUs............................................ (a)241,521       (a)298,871       (a)288,183
                                                                  (b)186,008       (b)269,669       (b)281,056

------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$18.047       (a)$19.694       (a)$20.043
                                                                  (b)$17.498       (b)$19.047       (b)$19.336
 Ending AUV...................................................... (a)$19.694       (a)$20.043       (a)$22.113
                                                                  (b)$19.047       (b)$19.336       (b)$21.281
 Ending Number of AUs............................................ (a)682,603       (a)703,926       (a)670,908
                                                                  (b)458,747       (b)569,826       (b)585,839

------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.263       (a)$11.301       (a)$10.647
                                                                  (b)$12.033       (b)$11.061       (b)$10.395
 Ending AUV...................................................... (a)$11.301       (a)$10.647       (a)$10.669
                                                                  (b)$11.061       (b)$10.395       (b)$10.391
 Ending Number of AUs............................................ (a)3,953,023     (a)4,039,859     (a)4,032,495
                                                                  (b)1,931,911     (b)2,212,946     (b)2,310,650

------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.865       (a)$13.106       (a)$12.175
                                                                  (b)$12.675       (b)$12.881       (b)$11.936
 Ending AUV...................................................... (a)$13.106       (a)$12.175       (a)$13.650
                                                                  (b)$12.881       (b)$11.936       (b)$13.349
 Ending Number of AUs............................................ (a)183,299       (a)371,406       (a)386,113
                                                                  (b)296,946       (b)425,781       (b)422,961

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/11     12/31/12      12/31/13
================================================================= ============= ============= =============
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.401    (a)$10.781    (a)$12.030
                                                                  (b)$11.330    (b)$10.702    (b)$11.912
 Ending AUV...................................................... (a)$10.781    (a)$12.030    (a)$13.579
                                                                  (b)$10.702    (b)$11.912    (b)$13.411
 Ending Number of AUs............................................ (a)90,666     (a)323,638    (a)479,766
                                                                  (b)54,410     (b)203,548    (b)380,936

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/5/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/5/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/5/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$7.776     (a)$6.690     (a)$7.678
                                                                  (b)$7.534     (b)$6.478     (b)$7.416
 Ending AUV...................................................... (a)$6.690     (a)$7.678     (a)$10.399
                                                                  (b)$6.478     (b)$7.416     (b)$10.019
 Ending Number of AUs............................................ (a)914        (a)21,844     (a)21,841
                                                                  (b)2,619      (b)8,597      (b)19,906

------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.798    (a)$18.000    (a)$18.476
                                                                  (b)$17.353    (b)$17.517    (b)$17.936
 Ending AUV...................................................... (a)$18.000    (a)$18.476    (a)$17.609
                                                                  (b)$17.517    (b)$17.936    (b)$17.052
 Ending Number of AUs............................................ (a)54,780     (a)212,230    (a)616,331
                                                                  (b)29,682     (b)101,468    (b)283,116

------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.629    (a)$8.628     (a)$9.964
                                                                  (b)$10.397    (b)$8.427     (b)$9.708
 Ending AUV...................................................... (a)$8.628     (a)$9.964     (a)$12.426
                                                                  (b)$8.427     (b)$9.708     (b)$12.076
 Ending Number of AUs............................................ (a)4,043      (a)21,471     (a)46,645
                                                                  (b)339        (b)4,336      (b)34,239

------------------------------------------------------------------



                                                                   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                      ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/14       12/31/15         12/31/16
================================================================= ============= ================ ===============
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.579    (a)$14.071       (a)$12.955
                                                                  (b)$13.411    (b)$13.863       (b)$12.731
 Ending AUV...................................................... (a)$14.071    (a)$12.955       (a)$14.632
                                                                  (b)$13.863    (b)$12.731       (b)$14.344
 Ending Number of AUs............................................ (a)574,340    (a)645,293       (a)635,461
                                                                  (b)666,009    (b)861,516       (b)872,481

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/5/15)
 Beginning AUV................................................... (a)N/A        (a)N/A           (a)$8.985
                                                                  (b)N/A        (b)N/A           (b)$8.971
 Ending AUV...................................................... (a)N/A        (a)$8.985        (a)$9.984
                                                                  (b)N/A        (b)$8.971        (b)$9.943
 Ending Number of AUs............................................ (a)N/A        (a)26,838        (a)81,098
                                                                  (b)N/A        (b)41,595        (b)154,174

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/5/15)
 Beginning AUV................................................... (a)N/A        (a)N/A           (a)$9.467
                                                                  (b)N/A        (b)N/A           (b)$9.452
 Ending AUV...................................................... (a)N/A        (a)$9.467        (a)$10.883
                                                                  (b)N/A        (b)$9.452        (b)$10.838
 Ending Number of AUs............................................ (a)N/A        (a)27,324        (a)89,360
                                                                  (b)N/A        (b)58,415        (b)210,230

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/5/15)
 Beginning AUV................................................... (a)N/A        (a)N/A           (a)$9.374
                                                                  (b)N/A        (b)N/A           (b)$9.359
 Ending AUV...................................................... (a)N/A        (a)$9.374        (a)$10.023
                                                                  (b)N/A        (b)$9.359        (b)$9.982
 Ending Number of AUs............................................ (a)N/A        (a)5,651         (a)26,774
                                                                  (b)N/A        (b)8,527         (b)34,076

------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.399    (a)$11.055       (a)$11.090
                                                                  (b)$10.019    (b)$10.625       (b)$10.632
 Ending AUV...................................................... (a)$11.055    (a)$11.090       (a)$11.066
                                                                  (b)$10.625    (b)$10.632       (b)$10.583
 Ending Number of AUs............................................ (a)20,005     (a)26,000        (a)31,608
                                                                  (b)39,839     (b)46,049        (b)47,522

------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.609    (a)$17.340       (a)$16.641
                                                                  (b)$17.052    (b)$16.749       (b)$16.034
 Ending AUV...................................................... (a)$17.340    (a)$16.641       (a)$16.658
                                                                  (b)$16.749    (b)$16.034       (b)$16.011
 Ending Number of AUs............................................ (a)922,393    (a)1,016,965     (a)1,080,180
                                                                  (b)560,765    (b)740,456       (b)803,356

------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.426    (a)$12.792       (a)$12.484
                                                                  (b)$12.076    (b)$12.401       (b)$12.073
 Ending AUV...................................................... (a)$12.792    (a)$12.484       (a)$13.034
                                                                  (b)$12.401    (b)$12.073       (b)$12.573
 Ending Number of AUs............................................ (a)84,204     (a)101,291       (a)104,975
                                                                  (b)86,713     (b)127,560       (b)128,884

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/11      12/31/12         12/31/13
================================================================= ============= ================ ================
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET - GS Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)N/A        (a)N/A           (a)N/A
                                                                  (b)N/A        (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A           (a)N/A
                                                                  (b)N/A        (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A           (a)N/A
                                                                  (b)N/A        (b)N/A           (b)N/A

------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.109    (a)$16.858       (a)$17.288
                                                                  (b)$15.704    (b)$16.406       (b)$16.783
 Ending AUV...................................................... (a)$16.858    (a)$17.288       (a)$16.726
                                                                  (b)$16.406    (b)$16.783       (b)$16.196
 Ending Number of AUs............................................ (a)534,665    (a)2,089,739     (a)3,915,320
                                                                  (b)215,470    (b)713,384       (b)1,456,613

------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$7.018     (a)$5.992        (a)$6.960
                                                                  (b)$7.243     (b)$6.175        (b)$7.155
 Ending AUV...................................................... (a)$5.992     (a)$6.960        (a)$9.477
                                                                  (b)$6.175     (b)$7.155        (b)$9.718
 Ending Number of AUs............................................ (a)184,748    (a)588,293       (a)728,766
                                                                  (b)57,026     (b)205,912       (b)306,047

------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.475    (a)$11.594       (a)$13.056
                                                                  (b)$13.113    (b)$11.266       (b)$12.655
 Ending AUV...................................................... (a)$11.594    (a)$13.056       (a)$17.440
                                                                  (b)$11.266    (b)$12.655       (b)$16.862
 Ending Number of AUs............................................ (a)6,968      (a)16,419        (a)27,076
                                                                  (b)3,009      (b)13,611        (b)39,993

------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.848     (a)$9.621        (a)$10.813
                                                                  (b)$9.550     (b)$9.319        (b)$10.447
 Ending AUV...................................................... (a)$9.621     (a)$10.813       (a)$14.078
                                                                  (b)$9.319     (b)$10.447       (b)$13.567
 Ending Number of AUs............................................ (a)122,533    (a)527,638       (a)1,499,138
                                                                  (b)48,299     (b)233,062       (b)687,368

------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.044    (a)$16.585       (a)$19.171
                                                                  (b)$16.634    (b)$16.160       (b)$18.633
 Ending AUV...................................................... (a)$16.585    (a)$19.171       (a)$20.441
                                                                  (b)$16.160    (b)$18.633       (b)$19.818
 Ending Number of AUs............................................ (a)25,720     (a)119,103       (a)344,281
                                                                  (b)16,822     (b)73,704        (b)169,023

------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.002    (a)$7.748        (a)$8.984
                                                                  (b)$9.757     (b)$7.551        (b)$8.733
 Ending AUV...................................................... (a)$7.748     (a)$8.984        (a)$10.708
                                                                  (b)$7.551     (b)$8.733        (b)$10.384
 Ending Number of AUs............................................ (a)4,630      (a)107,738       (a)463,229
                                                                  (b)3,042      (b)44,344        (b)217,770

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                        ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ===============
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET - GS Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$9.940
                                                                  (b)N/A           (b)N/A           (b)$9.924
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)140,397
                                                                  (b)N/A           (b)N/A           (b)39,427

------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.726       (a)$17.381       (a)$17.266
                                                                  (b)$16.196       (b)$16.788       (b)$16.636
 Ending AUV...................................................... (a)$17.381       (a)$17.266       (a)$17.311
                                                                  (b)$16.788       (b)$16.636       (b)$16.638
 Ending Number of AUs............................................ (a)4,559,597     (a)4,530,043     (a)4,589,822
                                                                  (b)2,105,655     (b)2,405,527     (b)2,620,478

------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.477        (a)$9.713        (a)$9.534
                                                                  (b)$9.718        (b)$9.935        (b)$9.727
 Ending AUV...................................................... (a)$9.713        (a)$9.534        (a)$9.790
                                                                  (b)$9.935        (b)$9.727        (b)$9.963
 Ending Number of AUs............................................ (a)750,412       (a)725,710       (a)714,206
                                                                  (b)357,455       (b)374,920       (b)368,685

------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.440       (a)$18.516       (a)$18.323
                                                                  (b)$16.862       (b)$17.858       (b)$17.627
 Ending AUV...................................................... (a)$18.516       (a)$18.323       (a)$19.444
                                                                  (b)$17.858       (b)$17.627       (b)$18.660
 Ending Number of AUs............................................ (a)37,992        (a)43,305        (a)47,643
                                                                  (b)84,727        (b)115,108       (b)132,813

------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.078       (a)$15.872       (a)$15.341
                                                                  (b)$13.567       (b)$15.258       (b)$14.711
 Ending AUV...................................................... (a)$15.872       (a)$15.341       (a)$17.516
                                                                  (b)$15.258       (b)$14.711       (b)$16.755
 Ending Number of AUs............................................ (a)2,006,971     (a)2,131,236     (a)1,967,339
                                                                  (b)1,275,785     (b)1,642,236     (b)1,598,967

------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$20.441       (a)$20.368       (a)$19.261
                                                                  (b)$19.818       (b)$19.698       (b)$18.580
 Ending AUV...................................................... (a)$20.368       (a)$19.261       (a)$22.505
                                                                  (b)$19.698       (b)$18.580       (b)$21.656
 Ending Number of AUs............................................ (a)482,720       (a)536,611       (a)495,534
                                                                  (b)329,651       (b)431,116       (b)424,339

------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.708       (a)$9.686        (a)$9.596
                                                                  (b)$10.384       (b)$9.369        (b)$9.259
 Ending AUV...................................................... (a)$9.686        (a)$9.596        (a)$9.297
                                                                  (b)$9.369        (b)$9.259        (b)$8.947
 Ending Number of AUs............................................ (a)689,897       (a)719,726       (a)803,169
                                                                  (b)366,009       (b)498,020       (b)612,654

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL YEAR      FISCAL YEAR
                                                           INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                       TO 12/31/11      12/31/12         12/31/13
======================================================== ============= ================ ================
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$12.601    (a)$9.805        (a)$11.751
                                                         (b)$12.288    (b)$9.552        (b)$11.419
 Ending AUV............................................. (a)$9.805     (a)$11.751       (a)$14.170
                                                         (b)$9.552     (b)$11.419       (b)$13.735
 Ending Number of AUs................................... (a)2,783      (a)5,601         (a)23,369
                                                         (b)7,614      (b)11,082        (b)12,991

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$12.278    (a)$10.563       (a)$11.864
                                                         (b)$12.033    (b)$10.337       (b)$11.581
 Ending AUV............................................. (a)$10.563    (a)$11.864       (a)$16.430
                                                         (b)$10.337    (b)$11.581       (b)$15.998
 Ending Number of AUs................................... (a)3,172      (a)14,257        (a)22,931
                                                         (b)2,616      (b)7,962         (b)18,215

---------------------------------------------------------
INVESCO V.I. AMERICAN VALUE, SERIES II SHARES - AVIF
(Inception Date - 10/5/15)
 Beginning AUV.......................................... (a)N/A        (a)N/A           (a)N/A
                                                         (b)N/A        (b)N/A           (b)N/A
 Ending AUV............................................. (a)N/A        (a)N/A           (a)N/A
                                                         (b)N/A        (b)N/A           (b)N/A
 Ending Number of AUs................................... (a)N/A        (a)N/A           (a)N/A
                                                         (b)N/A        (b)N/A           (b)N/A

---------------------------------------------------------
INVESCO V.I. COMSTOCK, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$14.357    (a)$12.778       (a)$15.052
                                                         (b)$14.024    (b)$12.460       (b)$14.641
 Ending AUV............................................. (a)$12.778    (a)$15.052       (a)$20.227
                                                         (b)$12.460    (b)$14.641       (b)$19.626
 Ending Number of AUs................................... (a)422,878    (a)1,265,557     (a)1,951,980
                                                         (b)166,297    (b)465,809       (b)826,537

---------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME, SERIES II SHARES - AVIF
(Inception Date - 10/5/15)
 Beginning AUV.......................................... (a)N/A        (a)N/A           (a)N/A
                                                         (b)N/A        (b)N/A           (b)N/A
 Ending AUV............................................. (a)N/A        (a)N/A           (a)N/A
                                                         (b)N/A        (b)N/A           (b)N/A
 Ending Number of AUs................................... (a)N/A        (a)N/A           (a)N/A
                                                         (b)N/A        (b)N/A           (b)N/A

---------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$16.204    (a)$14.484       (a)$16.406
                                                         (b)$15.799    (b)$14.102       (b)$15.933
 Ending AUV............................................. (a)$14.484    (a)$16.406       (a)$21.740
                                                         (b)$14.102    (b)$15.933       (b)$21.060
 Ending Number of AUs................................... (a)487,187    (a)1,470,919     (a)2,124,740
                                                         (b)196,752    (b)544,102       (b)886,374

---------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/5/15)
 Beginning AUV.......................................... (a)N/A        (a)N/A           (a)N/A
                                                         (b)N/A        (b)N/A           (b)N/A
 Ending AUV............................................. (a)N/A        (a)N/A           (a)N/A
                                                         (b)N/A        (b)N/A           (b)N/A
 Ending Number of AUs................................... (a)N/A        (a)N/A           (a)N/A
                                                         (b)N/A        (b)N/A           (b)N/A

---------------------------------------------------------



                                                            FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                               ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                          12/31/14         12/31/15         12/31/16
======================================================== ================ ================ ===============
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$14.170       (a)$12.678       (a)$12.325
                                                         (b)$13.735       (b)$12.258       (b)$11.887
 Ending AUV............................................. (a)$12.678       (a)$12.325       (a)$12.362
                                                         (b)$12.258       (b)$11.887       (b)$11.893
 Ending Number of AUs................................... (a)32,349        (a)39,618        (a)44,466
                                                         (b)39,237        (b)55,760        (b)65,697

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$16.430       (a)$17.604       (a)$18.266
                                                         (b)$15.998       (b)$17.099       (b)$17.697
 Ending AUV............................................. (a)$17.604       (a)$18.266       (a)$18.459
                                                         (b)$17.099       (b)$17.697       (b)$17.840
 Ending Number of AUs................................... (a)26,449        (a)34,624        (a)38,078
                                                         (b)34,518        (b)40,700        (b)45,207

---------------------------------------------------------
INVESCO V.I. AMERICAN VALUE, SERIES II SHARES - AVIF
(Inception Date - 10/5/15)
 Beginning AUV.......................................... (a)N/A           (a)N/A           (a)$8.640
                                                         (b)N/A           (b)N/A           (b)$8.626
 Ending AUV............................................. (a)N/A           (a)$8.640        (a)$9.861
                                                         (b)N/A           (b)$8.626        (b)$9.820
 Ending Number of AUs................................... (a)N/A           (a)3,412         (a)17,712
                                                         (b)N/A           (b)13,680        (b)61,781

---------------------------------------------------------
INVESCO V.I. COMSTOCK, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$20.227       (a)$21.859       (a)$20.311
                                                         (b)$19.626       (b)$21.156       (b)$19.609
 Ending AUV............................................. (a)$21.859       (a)$20.311       (a)$23.537
                                                         (b)$21.156       (b)$19.609       (b)$22.667
 Ending Number of AUs................................... (a)2,377,411     (a)2,553,545     (a)2,259,230
                                                         (b)1,377,449     (b)1,717,111     (b)1,638,627

---------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME, SERIES II SHARES - AVIF
(Inception Date - 10/5/15)
 Beginning AUV.......................................... (a)N/A           (a)N/A           (a)$9.464
                                                         (b)N/A           (b)N/A           (b)$9.479
 Ending AUV............................................. (a)N/A           (a)$9.464        (a)$10.739
                                                         (b)N/A           (b)$9.479        (b)$10.783
 Ending Number of AUs................................... (a)N/A           (a)42,994        (a)129,947
                                                         (b)N/A           (b)31,893        (b)85,847

---------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$21.740       (a)$23.680       (a)$22.679
                                                         (b)$21.060       (b)$22.882       (b)$21.860
 Ending AUV............................................. (a)$23.680       (a)$22.679       (a)$26.830
                                                         (b)$22.882       (b)$21.860       (b)$25.797
 Ending Number of AUs................................... (a)2,477,811     (a)2,568,742     (a)2,246,492
                                                         (b)1,351,814     (b)1,624,831     (b)1,538,148

---------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/5/15)
 Beginning AUV.......................................... (a)N/A           (a)N/A           (a)$9.413
                                                         (b)N/A           (b)N/A           (b)$9.398
 Ending AUV............................................. (a)N/A           (a)$9.413        (a)$10.456
                                                         (b)N/A           (b)$9.398        (b)$10.413
 Ending Number of AUs................................... (a)N/A           (a)13,898        (a)51,050
                                                         (b)N/A           (b)15,069        (b)96,583

---------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                    FISCAL YEAR
                                                       INCEPTION       ENDED
VARIABLE PORTFOLIOS                                   TO 12/31/11     12/31/12
==================================================== ============= =============
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/5/15)
 Beginning AUV...................................... (a)N/A        (a)N/A
                                                     (b)N/A        (b)N/A
 Ending AUV......................................... (a)N/A        (a)N/A
                                                     (b)N/A        (b)N/A
 Ending Number of AUs............................... (a)N/A        (a)N/A
                                                     (b)N/A        (b)N/A

-----------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$13.438    (a)$11.716
                                                     (b)$13.140    (b)$11.440
 Ending AUV......................................... (a)$11.716    (a)$13.008
                                                     (b)$11.440    (b)$12.670
 Ending Number of AUs............................... (a)61,706     (a)162,555
                                                     (b)20,038     (b)70,267

-----------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$15.990    (a)$13.869
                                                     (b)$15.634    (b)$13.544
 Ending AUV......................................... (a)$13.869    (a)$15.735
                                                     (b)$13.544    (b)$15.329
 Ending Number of AUs............................... (a)24,441     (a)39,093
                                                     (b)8,043      (b)21,620

-----------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/5/15)
 Beginning AUV...................................... (a)N/A        (a)N/A
                                                     (b)N/A        (b)N/A
 Ending AUV......................................... (a)N/A        (a)N/A
                                                     (b)N/A        (b)N/A
 Ending Number of AUs............................... (a)N/A        (a)N/A
                                                     (b)N/A        (b)N/A

-----------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$11.022    (a)$9.342
                                                     (b)$10.745    (b)$9.092
 Ending AUV......................................... (a)$9.342     (a)$10.712
                                                     (b)$9.092     (b)$10.399
 Ending Number of AUs............................... (a)296,738    (a)893,032
                                                     (b)117,515    (b)321,811

-----------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$13.331    (a)$9.732
                                                     (b)$13.169    (b)$9.599
 Ending AUV......................................... (a)$9.732     (a)$9.955
                                                     (b)$9.599     (b)$9.794
 Ending Number of AUs............................... (a)13,784     (a)25,356
                                                     (b)11,311     (b)25,779

-----------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$30.525    (a)$29.272
                                                     (b)$29.758    (b)$28.498
 Ending AUV......................................... (a)$29.272    (a)$33.907
                                                     (b)$28.498    (b)$32.929
 Ending Number of AUs............................... (a)34,676     (a)109,524
                                                     (b)12,111     (b)45,604

-----------------------------------------------------



                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                     12/31/13      12/31/14      12/31/15      12/31/16
==================================================== ============= ============= ============= =============
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/5/15)
 Beginning AUV...................................... (a)N/A        (a)N/A        (a)N/A        (a)$8.645
                                                     (b)N/A        (b)N/A        (b)N/A        (b)$8.631
 Ending AUV......................................... (a)N/A        (a)N/A        (a)$8.645     (a)$8.340
                                                     (b)N/A        (b)N/A        (b)$8.631     (b)$8.306
 Ending Number of AUs............................... (a)N/A        (a)N/A        (a)1,732      (a)3,397
                                                     (b)N/A        (b)N/A        (b)1,294      (b)13,376

-----------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$13.008    (a)$17.512    (a)$18.673    (a)$17.967
                                                     (b)$12.670    (b)$17.014    (b)$18.098    (b)$17.370
 Ending AUV......................................... (a)$17.512    (a)$18.673    (a)$17.967    (a)$20.844
                                                     (b)$17.014    (b)$18.098    (b)$17.370    (b)$20.101
 Ending Number of AUs............................... (a)240,289    (a)271,231    (a)283,867    (a)250,496
                                                     (b)122,398    (b)167,629    (b)191,805    (b)183,010

-----------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$15.735    (a)$20.314    (a)$22.441    (a)$21.386
                                                     (b)$15.329    (b)$19.740    (b)$21.753    (b)$20.678
 Ending AUV......................................... (a)$20.314    (a)$22.441    (a)$21.386    (a)$24.658
                                                     (b)$19.740    (b)$21.753    (b)$20.678    (b)$23.782
 Ending Number of AUs............................... (a)56,450     (a)70,488     (a)78,675     (a)75,552
                                                     (b)43,237     (b)82,046     (b)104,648    (b)120,693

-----------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/5/15)
 Beginning AUV...................................... (a)N/A        (a)N/A        (a)N/A        (a)$9.774
                                                     (b)N/A        (b)N/A        (b)N/A        (b)$9.758
 Ending AUV......................................... (a)N/A        (a)N/A        (a)$9.774     (a)$10.094
                                                     (b)N/A        (b)N/A        (b)$9.758     (b)$10.053
 Ending Number of AUs............................... (a)N/A        (a)N/A        (a)11,026     (a)76,458
                                                     (b)N/A        (b)N/A        (b)15,390     (b)80,370

-----------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$10.712    (a)$15.075    (a)$16.573    (a)$16.864
                                                     (b)$10.399    (b)$14.598    (b)$16.009    (b)$16.249
 Ending AUV......................................... (a)$15.075    (a)$16.573    (a)$16.864    (a)$16.697
                                                     (b)$14.598    (b)$16.009    (b)$16.249    (b)$16.048
 Ending Number of AUs............................... (a)876,519    (a)832,001    (a)784,378    (a)790,657
                                                     (b)371,588    (b)423,543    (b)446,551    (b)480,549

-----------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$9.955     (a)$10.407    (a)$8.378     (a)$6.507
                                                     (b)$9.794     (b)$10.214    (b)$8.202     (b)$6.354
 Ending AUV......................................... (a)$10.407    (a)$8.378     (a)$6.507     (a)$8.356
                                                     (b)$10.214    (b)$8.202     (b)$6.354     (b)$8.139
 Ending Number of AUs............................... (a)43,092     (a)61,001     (a)93,675     (a)88,661
                                                     (b)38,599     (b)90,152     (b)149,711    (b)139,656

-----------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$33.907    (a)$32.804    (a)$42.063    (a)$42.320
                                                     (b)$32.929    (b)$31.778    (b)$40.646    (b)$40.792
 Ending AUV......................................... (a)$32.804    (a)$42.063    (a)$42.320    (a)$45.424
                                                     (b)$31.778    (b)$40.646    (b)$40.792    (b)$43.675
 Ending Number of AUs............................... (a)181,994    (a)150,791    (a)140,071    (a)133,613
                                                     (b)82,475     (b)78,828     (b)79,882     (b)80,062

-----------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                            FISCAL YEAR      FISCAL YEAR
                                                             INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                         TO 12/31/11      12/31/12         12/31/13
========================================================== ============= ================ ================
REAL RETURN - Seasons Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$11.949    (a)$12.229       (a)$12.572
                                                           (b)$11.971    (b)$12.234       (b)$12.546
 Ending AUV............................................... (a)$12.229    (a)$12.572       (a)$11.801
                                                           (b)$12.234    (b)$12.546       (b)$11.747
 Ending Number of AUs..................................... (a)208,508    (a)812,988       (a)2,205,540
                                                           (b)77,601     (b)322,975       (b)872,348

-----------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$8.868     (a)$7.973        (a)$9.186
                                                           (b)$8.643     (b)$7.761        (b)$8.919
 Ending AUV............................................... (a)$7.973     (a)$9.186        (a)$12.475
                                                           (b)$7.761     (b)$8.919        (b)$12.084
 Ending Number of AUs..................................... (a)1,215      (a)2,979         (a)7,169
                                                           (b)753        (b)12,322        (b)34,820

-----------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO* - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$10.965    (a)$9.987        (a)$10.979
                                                           (b)$10.829    (b)$9.851        (b)$10.801
 Ending AUV............................................... (a)$9.987     (a)$10.979       (a)$14.612
                                                           (b)$9.851     (b)$10.801       (b)$14.341
 Ending Number of AUs..................................... (a)32,760     (a)118,980       (a)445,538
                                                           (b)10,869     (b)51,805        (b)198,078

-----------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$18.838    (a)$19.529       (a)$20.700
                                                           (b)$18.374    (b)$19.022       (b)$20.112
 Ending AUV............................................... (a)$19.529    (a)$20.700       (a)$19.719
                                                           (b)$19.022    (b)$20.112       (b)$19.112
 Ending Number of AUs..................................... (a)651,411    (a)2,046,081     (a)3,652,218
                                                           (b)255,924    (b)764,908       (b)1,418,803

-----------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$15.617    (a)$13.819       (a)$15.390
                                                           (b)$15.218    (b)$13.442       (b)$14.933
 Ending AUV............................................... (a)$13.819    (a)$15.390       (a)$20.329
                                                           (b)$13.442    (b)$14.933       (b)$19.675
 Ending Number of AUs..................................... (a)105,832    (a)325,559       (a)747,623
                                                           (b)46,028     (b)156,838       (b)364,787

-----------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$11.937    (a)$10.731       (a)$12.633
                                                           (b)$11.493    (b)$10.313       (b)$12.112
 Ending AUV............................................... (a)$10.731    (a)$12.633       (a)$16.455
                                                           (b)$10.313    (b)$12.112       (b)$15.736
 Ending Number of AUs..................................... (a)374,486    (a)1,213,283     (a)2,263,470
                                                           (b)152,649    (b)471,429       (b)994,222

-----------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$17.107    (a)$16.312       (a)$17.942
                                                           (b)$16.673    (b)$15.869       (b)$17.410
 Ending AUV............................................... (a)$16.312    (a)$17.942       (a)$21.098
                                                           (b)$15.869    (b)$17.410       (b)$20.422
 Ending Number of AUs..................................... (a)56,871     (a)305,199       (a)525,644
                                                           (b)23,457     (b)130,424       (b)281,788

-----------------------------------------------------------



                                                              FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                 ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                            12/31/14         12/31/15         12/31/16
========================================================== ================ ================ ===============
REAL RETURN - Seasons Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$11.801       (a)$11.881       (a)$11.609
                                                           (b)$11.747       (b)$11.797       (b)$11.498
 Ending AUV............................................... (a)$11.881       (a)$11.609       (a)$11.925
                                                           (b)$11.797       (b)$11.498       (b)$11.781
 Ending Number of AUs..................................... (a)3,008,007     (a)3,053,939     (a)3,131,694
                                                           (b)1,452,755     (b)1,651,271     (b)1,721,043

-----------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$12.475       (a)$14.072       (a)$15.470
                                                           (b)$12.084       (b)$13.597       (b)$14.910
 Ending AUV............................................... (a)$14.072       (a)$15.470       (a)$15.716
                                                           (b)$13.597       (b)$14.910       (b)$15.109
 Ending Number of AUs..................................... (a)11,322        (a)30,905        (a)24,839
                                                           (b)84,319        (b)88,805        (b)97,559

-----------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO* - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$14.612       (a)$16.060       (a)$15.911
                                                           (b)$14.341       (b)$15.722       (b)$15.537
 Ending AUV............................................... (a)$16.060       (a)$15.911       (a)$15.494
                                                           (b)$15.722       (b)$15.537       (b)$15.092
 Ending Number of AUs..................................... (a)635,727       (a)662,485       (a)687,559
                                                           (b)401,794       (b)501,030       (b)540,364

-----------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$19.719       (a)$20.421       (a)$20.154
                                                           (b)$19.112       (b)$19.743       (b)$19.436
 Ending AUV............................................... (a)$20.421       (a)$20.154       (a)$20.585
                                                           (b)$19.743       (b)$19.436       (b)$19.802
 Ending Number of AUs..................................... (a)4,368,175     (a)4,419,989     (a)4,516,638
                                                           (b)2,120,546     (b)2,489,589     (b)2,620,212

-----------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$20.329       (a)$21.440       (a)$21.462
                                                           (b)$19.675       (b)$20.699       (b)$20.669
 Ending AUV............................................... (a)$21.440       (a)$21.462       (a)$24.302
                                                           (b)$20.699       (b)$20.669       (b)$23.345
 Ending Number of AUs..................................... (a)1,013,524     (a)1,030,432     (a)948,435
                                                           (b)642,480       (b)768,714       (b)749,392

-----------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$16.455       (a)$18.027       (a)$17.851
                                                           (b)$15.736       (b)$17.196       (b)$16.986
 Ending AUV............................................... (a)$18.027       (a)$17.851       (a)$19.162
                                                           (b)$17.196       (b)$16.986       (b)$18.188
 Ending Number of AUs..................................... (a)2,791,546     (a)2,815,427     (a)2,680,860
                                                           (b)1,630,750     (b)1,908,343     (b)1,924,662

-----------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$21.098       (a)$22.607       (a)$22.235
                                                           (b)$20.422       (b)$21.828       (b)$21.415
 Ending AUV............................................... (a)$22.607       (a)$22.235       (a)$23.963
                                                           (b)$21.828       (b)$21.415       (b)$23.022
 Ending Number of AUs..................................... (a)604,971       (a)626,461       (a)585,943
                                                           (b)422,567       (b)521,489       (b)556,811

-----------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * On June 30, 2016, the SA Marsico Focused Growth Portfolio was renamed SA Janus Focused Growth Portfolio.

                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                        FISCAL YEAR      FISCAL YEAR
                                                         INCEPTION         ENDED            ENDED
VARIABLE PORTFOLIOS                                     TO 12/31/11      12/31/12          12/31/13
====================================================== ============= ================ =================
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV........................................ (a)N/A        (a)N/A           (a)N/A
                                                       (b)N/A        (b)N/A           (b)N/A
 Ending AUV........................................... (a)N/A        (a)N/A           (a)N/A
                                                       (b)N/A        (b)N/A           (b)N/A
 Ending Number of AUs................................. (a)N/A        (a)N/A           (a)N/A
                                                       (b)N/A        (b)N/A           (b)N/A

-------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$12.742    (a)$10.739       (a)$12.584
                                                       (b)$12.582    (b)$10.587       (b)$12.375
 Ending AUV........................................... (a)$10.739    (a)$12.584       (a)$17.135
                                                       (b)$10.587    (b)$12.375       (b)$16.808
 Ending Number of AUs................................. (a)177,599    (a)460,187       (a)590,065
                                                       (b)66,272     (b)200,196       (b)270,846

-------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$10.762    (a)$9.644        (a)$11.231
                                                       (b)$10.628    (b)$9.508        (b)$11.046
 Ending AUV........................................... (a)$9.644     (a)$11.231       (a)$15.023
                                                       (b)$9.508     (b)$11.046       (b)$14.739
 Ending Number of AUs................................. (a)223,090    (a)588,617       (a)644,564
                                                       (b)83,489     (b)217,286       (b)260,982

-------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV........................................ (a)N/A        (a)$10.451       (a)$10.569
                                                       (b)N/A        (b)$10.451       (b)$10.550
 Ending AUV........................................... (a)N/A        (a)$10.569       (a)$12.264
                                                       (b)N/A        (b)$10.550       (b)$12.211
 Ending Number of AUs................................. (a)N/A        (a)5,609,641     (a)22,759,645
                                                       (b)N/A        (b)1,127,815     (b)4,566,012

-------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$2.535     (a)$2.264        (a)$2.411
                                                       (b)$2.441     (b)$2.185        (b)$2.321
 Ending AUV........................................... (a)$2.264     (a)$2.411        (a)$2.999
                                                       (b)$2.185     (b)$2.321        (b)$2.881
 Ending Number of AUs................................. (a)15,580     (a)24,726        (a)29,165
                                                       (b)476        (b)26,486        (b)52,887

-------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$12.961    (a)$12.212       (a)$13.693
                                                       (b)$12.652    (b)$11.910       (b)$13.321
 Ending AUV........................................... (a)$12.212    (a)$13.693       (a)$16.233
                                                       (b)$11.910    (b)$13.321       (b)$15.752
 Ending Number of AUs................................. (a)2,103      (a)20,364        (a)19,762
                                                       (b)2,187      (b)9,476         (b)16,938

-------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/5/15)
 Beginning AUV........................................ (a)N/A        (a)N/A           (a)N/A
                                                       (b)N/A        (b)N/A           (b)N/A
 Ending AUV........................................... (a)N/A        (a)N/A           (a)N/A
                                                       (b)N/A        (b)N/A           (b)N/A
 Ending Number of AUs................................. (a)N/A        (a)N/A           (a)N/A
                                                       (b)N/A        (b)N/A           (b)N/A

-------------------------------------------------------



                                                          FISCAL YEAR        FISCAL YEAR       FISCAL YEAR
                                                             ENDED              ENDED             ENDED
VARIABLE PORTFOLIOS                                         12/31/14          12/31/15           12/31/16
====================================================== ================= ================== =================
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV........................................ (a)N/A            (a)N/A             (a)N/A
                                                       (b)N/A            (b)N/A             (b)N/A
 Ending AUV........................................... (a)N/A            (a)N/A             (a)$10.623
                                                       (b)N/A            (b)N/A             (b)$10.598
 Ending Number of AUs................................. (a)N/A            (a)N/A             (a)4,005,335
                                                       (b)N/A            (b)N/A             (b)367,667

-------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$17.135        (a)$18.477         (a)$17.191
                                                       (b)$16.808        (b)$18.079         (b)$16.779
 Ending AUV........................................... (a)$18.477        (a)$17.191         (a)$21.225
                                                       (b)$18.079        (b)$16.779         (b)$20.665
 Ending Number of AUs................................. (a)670,511        (a)728,165         (a)641,072
                                                       (b)406,620        (b)535,490         (b)491,582

-------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$15.023        (a)$14.847         (a)$13.577
                                                       (b)$14.739        (b)$14.529         (b)$13.253
 Ending AUV........................................... (a)$14.847        (a)$13.577         (a)$17.558
                                                       (b)$14.529        (b)$13.253         (b)$17.097
 Ending Number of AUs................................. (a)752,283        (a)816,515         (a)674,006
                                                       (b)402,830        (b)523,723         (b)470,920

-------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV........................................ (a)$12.264        (a)$12.673         (a)$11.906
                                                       (b)$12.211        (b)$12.587         (b)$11.796
 Ending AUV........................................... (a)$12.673        (a)$11.906         (a)$12.325
                                                       (b)$12.587        (b)$11.796         (b)$12.181
 Ending Number of AUs................................. (a)65,177,439     (a)110,174,062     (a)125,411,881
                                                       (b)12,590,702     (b)17,201,515      (b)17,682,377

-------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$2.999         (a)$3.699          (a)$4.024
                                                       (b)$2.881         (b)$3.545          (b)$3.846
 Ending AUV........................................... (a)$3.699         (a)$4.024          (a)$4.645
                                                       (b)$3.545         (b)$3.846          (b)$4.429
 Ending Number of AUs................................. (a)50,669         (a)65,489          (a)69,178
                                                       (b)115,926        (b)156,305         (b)189,635

-------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$16.233        (a)$18.042         (a)$15.681
                                                       (b)$15.752        (b)$17.464         (b)$15.141
 Ending AUV........................................... (a)$18.042        (a)$15.681         (a)$17.132
                                                       (b)$17.464        (b)$15.141         (b)$16.501
 Ending Number of AUs................................. (a)34,112         (a)27,977          (a)31,677
                                                       (b)34,504         (b)52,147          (b)52,145

-------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/5/15)
 Beginning AUV........................................ (a)N/A            (a)N/A             (a)$9.390
                                                       (b)N/A            (b)N/A             (b)$9.405
 Ending AUV........................................... (a)N/A            (a)$9.390          (a)$9.551
                                                       (b)N/A            (b)$9.405          (b)$9.590
 Ending Number of AUs................................. (a)N/A            (a)8,710           (a)54,697
                                                       (b)N/A            (b)4,627           (b)23,841

-------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                         INCEPTION       ENDED         ENDED         ENDED         ENDED          ENDED
VARIABLE PORTFOLIOS                     TO 12/31/11     12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
====================================== ============= ============= ============= ============= ============= ==============
VCP VALUE PORTFOLIO - SAST
(Inception Date - 4/30/13)
 Beginning AUV........................ (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$11.845    (a)$11.466
                                       (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)$11.795    (b)$11.390
 Ending AUV........................... (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$11.466    (a)$12.477
                                       (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)$11.390    (b)$12.363
 Ending Number of AUs................. (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)0          (a)3,077,085
                                       (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)0          (b)220,800

---------------------------------------
ULTRA SHORT BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................ (a)$11.571    (a)$11.462    (a)$11.298    (a)$11.134    (a)$10.971    (a)$10.817
                                       (b)$11.229    (b)$11.109    (b)$10.923    (b)$10.738    (b)$10.554    (b)$10.380
 Ending AUV........................... (a)$11.462    (a)$11.298    (a)$11.134    (a)$10.971    (a)$10.817    (a)$10.678
                                       (b)$11.109    (b)$10.923    (b)$10.738    (b)$10.554    (b)$10.380    (b)$10.221
 Ending Number of AUs................. (a)86,712     (a)18,429     (a)99,066     (a)117,180    (a)158,414    (a)209,497
                                       (b)6,946      (b)10,863     (b)95,447     (b)128,606    (b)160,116    (b)175,934

---------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                      FISCAL YEAR    FISCAL YEAR
                                                         INCEPTION       ENDED          ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES               TO 12/31/11     12/31/12       12/31/13
====================================================== ============= ============= ===============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$17.947    (a)$16.830    (a)$19.369
                                                       (b)$17.578    (b)$16.462    (b)$18.899
 Ending AUV........................................... (a)$16.830    (a)$19.369    (a)$23.733
                                                       (b)$16.462    (b)$18.899    (b)$23.099
 Ending Number of AUs................................. (a)65,422     (a)283,275    (a)415,259
                                                       (b)42,796     (b)176,845    (b)302,924

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$26.449    (a)$21.959    (a)$26.658
                                                       (b)$25.903    (b)$21.466    (b)$25.995
 Ending AUV........................................... (a)$21.959    (a)$26.658    (a)$34.113
                                                       (b)$21.466    (b)$25.995    (b)$33.182
 Ending Number of AUs................................. (a)270,895    (a)781,363    (a)1,179,761
                                                       (b)102,392    (b)282,716    (b)506,042

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$22.729    (a)$19.852    (a)$23.182
                                                       (b)$22.255    (b)$19.399    (b)$22.596
 Ending AUV........................................... (a)$19.852    (a)$23.182    (a)$29.877
                                                       (b)$19.399    (b)$22.596    (b)$29.050
 Ending Number of AUs................................. (a)159,147    (a)564,497    (a)834,148
                                                       (b)59,818     (b)197,362    (b)380,592

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$18.541    (a)$16.840    (a)$19.597
                                                       (b)$18.138    (b)$16.466    (b)$19.113
 Ending AUV........................................... (a)$16.840    (a)$19.597    (a)$25.916
                                                       (b)$16.466    (b)$19.113    (b)$25.213
 Ending Number of AUs................................. (a)62,260     (a)257,147    (a)686,789
                                                       (b)28,809     (b)148,716    (b)448,651

-------------------------------------------------------



                                                         FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                            ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                  12/31/14        12/31/15       12/31/16
====================================================== =============== =============== ==============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$23.733      (a)$24.777      (a)$24.886
                                                       (b)$23.099      (b)$24.055      (b)$24.100
 Ending AUV........................................... (a)$24.777      (a)$24.886      (a)$26.971
                                                       (b)$24.055      (b)$24.100      (b)$26.055
 Ending Number of AUs................................. (a)674,117      (a)737,684      (a)714,063
                                                       (b)603,355      (b)759,508      (b)758,729

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$34.113      (a)$34.572      (a)$36.621
                                                       (b)$33.182      (b)$33.544      (b)$35.443
 Ending AUV........................................... (a)$34.572      (a)$36.621      (a)$36.501
                                                       (b)$33.544      (b)$35.443      (b)$35.239
 Ending Number of AUs................................. (a)1,471,648    (a)1,387,164    (a)1,357,616
                                                       (b)874,022      (b)917,344      (b)921,642

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$29.877      (a)$32.113      (a)$33.990
                                                       (b)$29.050      (b)$31.145      (b)$32.884
 Ending AUV........................................... (a)$32.113      (a)$33.990      (a)$36.864
                                                       (b)$31.145      (b)$32.884      (b)$35.576
 Ending Number of AUs................................. (a)1,016,245    (a)991,724      (a)877,114
                                                       (b)671,616      (b)734,546      (b)702,935

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$25.916      (a)$28.401      (a)$28.542
                                                       (b)$25.213      (b)$27.562      (b)$27.629
 Ending AUV........................................... (a)$28.401      (a)$28.542      (a)$31.530
                                                       (b)$27.562      (b)$27.629      (b)$30.446
 Ending Number of AUs................................. (a)1,205,652    (a)1,342,209    (a)1,191,098
                                                       (b)1,082,583    (b)1,281,697    (b)1,220,948

-------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.

                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                FISCAL YEAR
                                                                   INCEPTION       ENDED
VARIABLE PORTFOLIOS                                               TO 12/31/11     12/31/12
================================================================ ============= =============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................................. (a)$9.186     (a)$8.071
                                                                 (b)$9.027     (b)$7.920
 Ending AUV..................................................... (a)$8.071     (a)$9.268
                                                                 (b)$7.920     (b)$9.072
 Ending Number of AUs........................................... (a)0          (a)0
                                                                 (b)0          (b)0

-----------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)$N/A       (a)$N/A
                                                                 (b)$N/A       (b)$N/A
 Ending AUV..................................................... (a)$N/A       (a)$N/A
                                                                 (b)$N/A       (b)$N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)$N/A       (a)$N/A
                                                                 (b)$N/A       (b)$N/A
 Ending AUV..................................................... (a)$N/A       (a)$N/A
                                                                 (b)$N/A       (b)$N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)$N/A       (a)$N/A
                                                                 (b)$N/A       (b)$N/A
 Ending AUV..................................................... (a)$N/A       (a)$N/A
                                                                 (b)$N/A       (b)$N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)$N/A       (a)$N/A
                                                                 (b)$N/A       (b)$N/A
 Ending AUV..................................................... (a)$N/A       (a)$N/A
                                                                 (b)$N/A       (b)$N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)$N/A       (a)$N/A
                                                                 (b)$N/A       (b)$N/A
 Ending AUV..................................................... (a)$N/A       (a)$N/A
                                                                 (b)$N/A       (b)$N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)$N/A       (a)$N/A
                                                                 (b)$N/A       (b)$N/A
 Ending AUV..................................................... (a)$N/A       (a)$N/A
                                                                 (b)$N/A       (b)$N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                  FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/13      12/31/14      12/31/15     12/31/16
================================================================ ============= ============= ============= ============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................................. (a)$9.268     (a)$13.091    (a)$13.006    (a)$12.698
                                                                 (b)$9.072     (b)$12.782    (b)$12.667    (b)$12.337
 Ending AUV..................................................... (a)$13.091    (a)$13.006    (a)$12.698    (a)$13.473
                                                                 (b)$12.782    (b)$12.667    (b)$12.337    (b)$13.057
 Ending Number of AUs........................................... (a)0          (a)0          (a)0          (a)0
                                                                 (b)0          (b)0          (b)0          (b)0

-----------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)$N/A       (a)$N/A       (a)N/A        (a)$9.865
                                                                 (b)$N/A       (b)$N/A       (b)N/A        (b)$9.852
 Ending AUV..................................................... (a)$N/A       (a)$N/A       (a)$9.865     (a)$10.773
                                                                 (b)$N/A       (b)$N/A       (b)$9.852     (b)$10.773
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)0          (a)4,706
                                                                 (b)N/A        (b)N/A        (b)0          (b)4,706

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)$N/A       (a)$N/A       (a)N/A        (a)$9.840
                                                                 (b)$N/A       (b)$N/A       (b)N/A        (b)$9.824
 Ending AUV..................................................... (a)$N/A       (a)$N/A       (a)$9.840     (a)$9.979
                                                                 (b)$N/A       (b)$N/A       (b)$9.824     (b)$9.979
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)0          (a)3,343
                                                                 (b)N/A        (b)N/A        (b)0          (b)3,343

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)$N/A       (a)$N/A       (a)N/A        (a)$9.380
                                                                 (b)$N/A       (b)$N/A       (b)N/A        (b)$9.364
 Ending AUV..................................................... (a)$N/A       (a)$N/A       (a)$9.380     (a)$9.603
                                                                 (b)$N/A       (b)$N/A       (b)$9.364     (b)$9.603
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)0          (a)3,549
                                                                 (b)N/A        (b)N/A        (b)0          (b)3,549

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)$N/A       (a)$N/A       (a)N/A        (a)$9.537
                                                                 (b)$N/A       (b)$N/A       (b)N/A        (b)$9.522
 Ending AUV..................................................... (a)$N/A       (a)$N/A       (a)$9.537     (a)$9.636
                                                                 (b)$N/A       (b)$N/A       (b)$9.522     (b)$9.636
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)0          (a)2,937
                                                                 (b)N/A        (b)N/A        (b)0          (b)2,937

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)$N/A       (a)$N/A       (a)N/A        (a)$9.605
                                                                 (b)$N/A       (b)$N/A       (b)N/A        (b)$9.850
 Ending AUV..................................................... (a)$N/A       (a)$N/A       (a)$9.605     (a)$9.805
                                                                 (b)$N/A       (b)$N/A       (b)$9.850     (b)$9.769
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)0          (a)792
                                                                 (b)N/A        (b)N/A        (b)19,265     (b)19,167

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................................. (a)$N/A       (a)$N/A       (a)N/A        (a)$9.230
                                                                 (b)$N/A       (b)$N/A       (b)N/A        (b)$9.215
 Ending AUV..................................................... (a)$N/A       (a)$N/A       (a)$9.230     (a)$8.873
                                                                 (b)$N/A       (b)$N/A       (b)$9.215     (b)$8.847
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)0          (a)0
                                                                 (b)N/A        (b)N/A        (b)0          (b)0

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                  FISCAL YEAR
                                                     INCEPTION       ENDED
VARIABLE PORTFOLIOS                                 TO 12/31/11     12/31/12
================================================== ============= =============
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)$N/A       (a)$N/A
                                                   (b)$N/A       (b)$N/A
 Ending AUV....................................... (a)$N/A       (a)$N/A
                                                   (b)$N/A       (b)$N/A
 Ending Number of AUs............................. (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)$N/A       (a)$N/A
                                                   (b)$N/A       (b)$N/A
 Ending AUV....................................... (a)$N/A       (a)$N/A
                                                   (b)$N/A       (b)$N/A
 Ending Number of AUs............................. (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A

---------------------------------------------------
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)$N/A       (a)$N/A
                                                   (b)$N/A       (b)$N/A
 Ending AUV....................................... (a)$N/A       (a)$N/A
                                                   (b)$N/A       (b)$N/A
 Ending Number of AUs............................. (a)N/A        (a)N/A
                                                   (b)N/A        (b)N/A

---------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$16.239    (a)$15.279
                                                   (b)$15.831    (b)$14.893
 Ending AUV....................................... (a)$15.279    (a)$16.900
                                                   (b)$14.893    (b)$16.432
 Ending Number of AUs............................. (a)2,948      (a)4,259
                                                   (b)0          (b)1,331

---------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$10.666    (a)$10.211
                                                   (b)$10.329    (b)$9.877
 Ending AUV....................................... (a)$10.211    (a)$11.414
                                                   (b)$9.877     (b)$11.013
 Ending Number of AUs............................. (a)4,062      (a)5,842
                                                   (b)337        (b)28,432

---------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$6.662     (a)$5.841
                                                   (b)$6.449     (b)$5.647
 Ending AUV....................................... (a)$5.841     (a)$6.439
                                                   (b)$5.647     (b)$6.210
 Ending Number of AUs............................. (a)846        (a)885
                                                   (b)961        (b)1,756

---------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$19.597    (a)$15.803
                                                   (b)$19.084    (b)$15.371
 Ending AUV....................................... (a)$15.803    (a)$19.346
                                                   (b)$15.371    (b)$18.770
 Ending Number of AUs............................. (a)1,684      (a)2,125
                                                   (b)858        (b)1,492

---------------------------------------------------



                                                    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                       ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                   12/31/13      12/31/14      12/31/15     12/31/16
================================================== ============= ============= ============= ============
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)$N/A       (a)$N/A       (a)N/A        (a)$9.860
                                                   (b)$N/A       (b)$N/A       (b)N/A        (b)$9.847
 Ending AUV....................................... (a)$N/A       (a)$N/A       (a)$9.860     (a)$9.928
                                                   (b)$N/A       (b)$N/A       (b)$9.847     (b)$9.903
 Ending Number of AUs............................. (a)N/A        (a)N/A        (a)0          (a)0
                                                   (b)N/A        (b)N/A        (b)0          (b)0

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................... (a)$N/A       (a)$N/A       (a)N/A        (a)$9.606
                                                   (b)$N/A       (b)$N/A       (b)N/A        (b)$9.594
 Ending AUV....................................... (a)$N/A       (a)$N/A       (a)$9.606     (a)$10.825
                                                   (b)$N/A       (b)$N/A       (b)$9.594     (b)$10.540
 Ending Number of AUs............................. (a)N/A        (a)N/A        (a)0          (a)16,838
                                                   (b)N/A        (b)N/A        (b)0          (b)3,452

---------------------------------------------------
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/5/15)
 Beginning AUV.................................... (a)$N/A       (a)$N/A       (a)N/A        (a)$8.692
                                                   (b)$N/A       (b)$N/A       (b)N/A        (b)$8.678
 Ending AUV....................................... (a)$N/A       (a)$N/A       (a)$8.692     (a)$8.562
                                                   (b)$N/A       (b)$N/A       (b)$8.678     (b)$8.538
 Ending Number of AUs............................. (a)N/A        (a)N/A        (a)0          (a)0
                                                   (b)N/A        (b)N/A        (b)0          (b)0

---------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$16.900    (a)$19.686    (a)$20.903    (a)$20.297
                                                   (b)$16.432    (b)$19.093    (b)$20.222    (b)$19.588
 Ending AUV....................................... (a)$19.686    (a)$20.903    (a)$20.297    (a)$22.217
                                                   (b)$19.093    (b)$20.222    (b)$19.588    (b)$21.386
 Ending Number of AUs............................. (a)4,103      (a)3,939      (a)3,765      (a)3,564
                                                   (b)1,342      (b)1,384      (b)1,651      (b)1,189

---------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$11.414    (a)$13.475    (a)$14.838    (a)$14.665
                                                   (b)$11.013    (b)$12.970    (b)$14.246    (b)$14.045
 Ending AUV....................................... (a)$13.475    (a)$14.838    (a)$14.665    (a)$15.529
                                                   (b)$12.970    (b)$14.246    (b)$14.045    (b)$14.835
 Ending Number of AUs............................. (a)5,546      (a)5,127      (a)4,807      (a)4,698
                                                   (b)27,067     (b)25,755     (b)24,857     (b)23,001

---------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$6.439     (a)$8.524     (a)$9.427     (a)$9.723
                                                   (b)$6.210     (b)$8.201     (b)$9.046     (b)$9.307
 Ending AUV....................................... (a)$8.524     (a)$9.427     (a)$9.723     (a)$10.217
                                                   (b)$8.201     (b)$9.046     (b)$9.307     (b)$9.756
 Ending Number of AUs............................. (a)781        (a)1,071      (a)602        (a)1,390
                                                   (b)1,552      (b)1,443      (b)4,650      (b)4,974

---------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.................................... (a)$19.346    (a)$25.964    (a)$29,565    (a)$31.762
                                                   (b)$18.770    (b)$25.128    (b)$28.542    (b)$30.587
 Ending AUV....................................... (a)$25.964    (a)$29.565    (a)$31.762    (a)$32.007
                                                   (b)$25.128    (b)$28.542    (b)$30.587    (b)$30.745
 Ending Number of AUs............................. (a)5,672      (a)6,703      (a)5,630      (a)5,983
                                                   (b)2,273      (b)3,106      (b)3,092      (b)3,254

---------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                 FISCAL YEAR
                                                                    INCEPTION       ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/11     12/31/12
================================================================= ============= =============
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.353     (a)$7.600
                                                                  (b)$8.137     (b)$7.392
 Ending AUV...................................................... (a)$7.600     (a)$8.555
                                                                  (b)$7.392     (b)$8.301
 Ending Number of AUs............................................ (a)0          (a)0
                                                                  (b)0          (b)0

------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$20.639    (a)$20.981
                                                                  (b)$20.110    (b)$20.411
 Ending AUV...................................................... (a)$20.981    (a)$23.097
                                                                  (b)$20.411    (b)$22.413
 Ending Number of AUs............................................ (a)5,806      (a)9,602
                                                                  (b)2,224      (b)6,067

------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.246    (a)$16.665
                                                                  (b)$15.829    (b)$16.210
 Ending AUV...................................................... (a)$16.665    (a)$18.742
                                                                  (b)$16.210    (b)$18.185
 Ending Number of AUs............................................ (a)0          (a)866
                                                                  (b)0          (b)157

------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$30.757    (a)$21.511
                                                                  (b)$30.036    (b)$20.985
 Ending AUV...................................................... (a)$21.511    (a)$25.240
                                                                  (b)$20.985    (b)$24.562
 Ending Number of AUs............................................ (a)117        (a)368
                                                                  (b)222        (b)376

------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.830    (a)$12.055
                                                                  (b)$12.508    (b)$11.747
 Ending AUV...................................................... (a)$12.055    (a)$13.919
                                                                  (b)$11.747    (b)$13.529
 Ending Number of AUs............................................ (a)0          (a)522
                                                                  (b)0          (b)141

------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.932    (a)$8.512
                                                                  (b)$10.797    (b)$8.394
 Ending AUV...................................................... (a)$8.512     (a)$10.058
                                                                  (b)$8.394     (b)$9.894
 Ending Number of AUs............................................ (a)16,369     (a)26,232
                                                                  (b)6,390      (b)18,187

------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.236    (a)$9.184
                                                                  (b)$10.159    (b)$9.094
 Ending AUV...................................................... (a)$9.184     (a)$10.492
                                                                  (b)$9.094     (b)$10.364
 Ending Number of AUs............................................ (a)0          (a)0
                                                                  (b)0          (b)0

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/13      12/31/14      12/31/15     12/31/16
================================================================= ============= ============= ============= ============
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.555     (a)$9.540     (a)$11.723    (a)$12.229
                                                                  (b)$8.301     (b)$9.248     (b)$11.319    (b)$11.778
 Ending AUV...................................................... (a)$9.540     (a)$11.723    (a)$12.229    (a)$12.367
                                                                  (b)$9.248     (b)$11.319    (b)$11.778    (b)$11.881
 Ending Number of AUs............................................ (a)0          (a)283        (a)269        (a)926
                                                                  (b)0          (b)0          (b)0          (b)0

------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$23.097    (a)$23.142    (a)$24.193    (a)$23.612
                                                                  (b)$22.413    (b)$22.401    (b)$23.360    (b)$22.742
 Ending AUV...................................................... (a)$23.142    (a)$24.193    (a)$23.612    (a)$25.373
                                                                  (b)$22.401    (b)$23.360    (b)$22.742    (b)$24.377
 Ending Number of AUs............................................ (a)17,643     (a)18,363     (a)17,513     (a)17,483
                                                                  (b)9,142      (b)10,337     (b)10,600     (b)13,877

------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$18.742    (a)$25.300    (a)$27.687    (a)$27.922
                                                                  (b)$18.185    (b)$24.487    (b)$26.730    (b)$26.890
 Ending AUV...................................................... (a)$25.300    (a)$27.687    (a)$27.922    (a)$32.536
                                                                  (b)$24.487    (b)$26.730    (b)$26.890    (b)$31.256
 Ending Number of AUs............................................ (a)2,795      (a)3,914      (a)3,484      (a)3,319
                                                                  (b)831        (b)1,386      (b)1,759      (b)1,623

------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$25.240    (a)$24.095    (a)$22.406    (a)$18.978
                                                                  (b)$24.562    (b)$23.389    (b)$21.695    (b)$18.330
 Ending AUV...................................................... (a)$24.095    (a)$22.406    (a)$18.978    (a)$20.759
                                                                  (b)$23.389    (b)$21.695    (b)$18.330    (b)$20.000
 Ending Number of AUs............................................ (a)1,115      (a)1,746      (a)1,824      (a)1,839
                                                                  (b)777        (b)1,143      (b)1,755      (b)1,777

------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.919    (a)$18.047    (a)$19.694    (a)$20.043
                                                                  (b)$13.529    (b)$17.498    (b)$19.047    (b)$19.336
 Ending AUV...................................................... (a)$18.047    (a)$19.694    (a)$20.043    (a)$22.113
                                                                  (b)$17.498    (b)$19.047    (b)$19.336    (b)$21.281
 Ending Number of AUs............................................ (a)3,455      (a)5,152      (a)4,490      (a)4,644
                                                                  (b)1,018      (b)1,778      (b)2,628      (b)2,550

------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.058    (a)$12.263    (a)$11.301    (a)$10.647
                                                                  (b)$9.894     (b)$12.033    (b)$11.061    (b)$10.395
 Ending AUV...................................................... (a)$12.263    (a)$11.301    (a)$10.647    (a)$10.669
                                                                  (b)$12.033    (b)$11.061    (b)$10.395    (b)$10.391
 Ending Number of AUs............................................ (a)30,199     (a)33,656     (a)33,645     (a)35,296
                                                                  (b)20,472     (b)22,451     (b)23,984     (b)24,895

------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.492    (a)$11.675    (a)$13.106    (a)$12.175
                                                                  (b)$10.364    (b)$11.522    (b)$12.881    (b)$11.936
 Ending AUV...................................................... (a)$11.675    (a)$13.106    (a)$12.175    (a)$13.650
                                                                  (b)$11.522    (b)$12.881    (b)$11.936    (b)$13.349
 Ending Number of AUs............................................ (a)0          (a)0          (a)0          (a)0
                                                                  (b)0          (b)0          (b)0          (b)0

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                 FISCAL YEAR
                                                                    INCEPTION       ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/11     12/31/12
================================================================= ============= =============
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.401    (a)$10.781
                                                                  (b)$11.330    (b)$10.702
 Ending AUV...................................................... (a)$10.781    (a)$12.030
                                                                  (b)$10.702    (b)$11.912
 Ending Number of AUs............................................ (a)3,517      (a)5,342
                                                                  (b)353        (b)2,949

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$N/A       (a)$N/A
                                                                  (b)$N/A       (b)$N/A
 Ending AUV...................................................... (a)$N/A       (a)$N/A
                                                                  (b)$N/A       (b)$N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$N/A       (a)$N/A
                                                                  (b)$N/A       (b)$N/A
 Ending AUV...................................................... (a)$N/A       (a)$N/A
                                                                  (b)$N/A       (b)$N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$N/A       (a)$N/A
                                                                  (b)$N/A       (b)$N/A
 Ending AUV...................................................... (a)$N/A       (a)$N/A
                                                                  (b)$N/A       (b)$N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A

------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$7.776     (a)$6.690
                                                                  (b)$7.534     (b)$6.478
 Ending AUV...................................................... (a)$6.690     (a)$7.678
                                                                  (b)$6.478     (b)$7.416
 Ending Number of AUs............................................ (a)0          (a)0
                                                                  (b)0          (b)0

------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.798    (a)$18.000
                                                                  (b)$17.353    (b)$17.517
 Ending AUV...................................................... (a)$18.000    (a)$18.476
                                                                  (b)$17.517    (b)$17.936
 Ending Number of AUs............................................ (a)1,289      (a)2,478
                                                                  (b)530        (b)1,265

------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.629    (a)$8.628
                                                                  (b)$10.397    (b)$8.427
 Ending AUV...................................................... (a)$8.628     (a)$9.964
                                                                  (b)$8.427     (b)$9.708
 Ending Number of AUs............................................ (a)0          (a)0
                                                                  (b)0          (b)0

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/13      12/31/14      12/31/15     12/31/16
================================================================= ============= ============= ============= ============
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.030    (a)$13.579    (a)$14.071    (a)$12.955
                                                                  (b)$11.912    (b)$13.411    (b)$13.863    (b)$12.731
 Ending AUV...................................................... (a)$13.579    (a)$14.071    (a)$12.955    (a)$14.632
                                                                  (b)$13.411    (b)$13.863    (b)$12.731    (b)$14.344
 Ending Number of AUs............................................ (a)5,295      (a)5,188      (a)5,208      (a)4,762
                                                                  (b)8,432      (b)8,533      (b)9,079      (b)8,230

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$N/A       (a)$N/A       (a)N/A        (a)$8.985
                                                                  (b)$N/A       (b)$N/A       (b)N/A        (b)$8.971
 Ending AUV...................................................... (a)$N/A       (a)$N/A       (a)$8.985     (a)$8.929
                                                                  (b)$N/A       (b)$N/A       (b)$8.971     (b)$8.903
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)0          (a)0
                                                                  (b)N/A        (b)N/A        (b)0          (b)0

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$N/A       (a)$N/A       (a)N/A        (a)$9.467
                                                                  (b)$N/A       (b)$N/A       (b)N/A        (b)$9.452
 Ending AUV...................................................... (a)$N/A       (a)$N/A       (a)$9.467     (a)$10.838
                                                                  (b)$N/A       (b)$N/A       (b)$9.452     (b)$10.838
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)0          (a)437
                                                                  (b)N/A        (b)N/A        (b)0          (b)437

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$N/A       (a)$N/A       (a)N/A        (a)$9.374
                                                                  (b)$N/A       (b)$N/A       (b)N/A        (b)$9.359
 Ending AUV...................................................... (a)$N/A       (a)$N/A       (a)$9.374     (a)$9.749
                                                                  (b)$N/A       (b)$N/A       (b)$9.359     (b)$9.721
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)0          (a)0
                                                                  (b)N/A        (b)N/A        (b)0          (b)0

------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$7.678     (a)$8.634     (a)$11.055    (a)$11.090
                                                                  (b)$7.416     (b)$8.332     (b)$10.625    (b)$10.632
 Ending AUV...................................................... (a)$8.634     (a)$11.055    (a)$11.090    (a)$11.066
                                                                  (b)$8.332     (b)$10.625    (b)$10.632    (b)$10.583
 Ending Number of AUs............................................ (a)0          (a)0          (a)0          (a)0
                                                                  (b)0          (b)0          (b)0          (b)0

------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$18.476    (a)$17.609    (a)$17.340    (a)$16.641
                                                                  (b)$17.936    (b)$17.052    (b)$16.749    (b)$16.034
 Ending AUV...................................................... (a)$17.609    (a)$17.340    (a)$16.641    (a)$16.658
                                                                  (b)$17.052    (b)$16.749    (b)$16.034    (b)$16.011
 Ending Number of AUs............................................ (a)5,593      (a)6,766      (a)6,751      (a)7,258
                                                                  (b)2,330      (b)3,350      (b)3,605      (b)3,802

------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.964     (a)$11.081    (a)$12.792    (a)$12.484
                                                                  (b)$9.708     (b)$10.787    (b)$12.401    (b)$12.073
 Ending AUV...................................................... (a)$11.081    (a)$12.792    (a)$12.484    (a)$13.034
                                                                  (b)$10.787    (b)$12.401    (b)$12.073    (b)$12.573
 Ending Number of AUs............................................ (a)0          (a)0          (a)0          (a)0
                                                                  (b)0          (b)0          (b)0          (b)0

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                 FISCAL YEAR
                                                                    INCEPTION       ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/11     12/31/12
================================================================= ============= =============
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET - GS Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A

------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.109    (a)$16.858
                                                                  (b)$15.704    (b)$16.406
 Ending AUV...................................................... (a)$16.858    (a)$17.288
                                                                  (b)$16.406    (b)$16.783
 Ending Number of AUs............................................ (a)10,559     (a)20,688
                                                                  (b)3,150      (b)14,725

------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$7.018     (a)$5.992
                                                                  (b)$7.243     (b)$6.175
 Ending AUV...................................................... (a)$5.992     (a)$6.960
                                                                  (b)$6.175     (b)$7.155
 Ending Number of AUs............................................ (a)5,074      (a)7,746
                                                                  (b)3,270      (b)5,920

------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.475    (a)$11.594
                                                                  (b)$13.113    (b)$11.266
 Ending AUV...................................................... (a)$11.594    (a)$13.056
                                                                  (b)$11.266    (b)$12.655
 Ending Number of AUs............................................ (a)0          (a)0
                                                                  (b)0          (b)0

------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.848     (a)$9.621
                                                                  (b)$9.550     (b)$9.319
 Ending AUV...................................................... (a)$9.621     (a)$10.813
                                                                  (b)$9.319     (b)$10.447
 Ending Number of AUs............................................ (a)3,934      (a)6,447
                                                                  (b)3,413      (b)5,516

------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.044    (a)$16.585
                                                                  (b)$16.634    (b)$16.160
 Ending AUV...................................................... (a)$16.585    (a)$19.171
                                                                  (b)$16.160    (b)$18.633
 Ending Number of AUs............................................ (a)1,043      (a)1,355
                                                                  (b)766        (b)1,553

------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.002    (a)$7.748
                                                                  (b)$9.757     (b)$7.551
 Ending AUV...................................................... (a)$7.748     (a)$8.984
                                                                  (b)$7.551     (b)$8.733
 Ending Number of AUs............................................ (a)0          (a)1,123
                                                                  (b)0          (b)184

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/13      12/31/14      12/31/15     12/31/16
================================================================= ============= ============= ============= ============
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET - GS Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)$9.940
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)$9.924
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)0
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)0

------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.288    (a)$16.726    (a)$17.381    (a)$17.266
                                                                  (b)$16.783    (b)$16.196    (b)$16.788    (b)$16.636
 Ending AUV...................................................... (a)$16.726    (a)$17.381    (a)$17.266    (a)$17.311
                                                                  (b)$16.196    (b)$16.788    (b)$16.636    (b)$16.638
 Ending Number of AUs............................................ (a)33,838     (a)36,753     (a)35,054     (a)40,227
                                                                  (b)21,445     (b)21,139     (b)20,877     (b)21,092

------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$6.960     (a)$9.477     (a)$9.713     (a)$9.534
                                                                  (b)$7.155     (b)$9.718     (b)$9.935     (b)$9.727
 Ending AUV...................................................... (a)$9.477     (a)$9.713     (a)$9.534     (a)$9.790
                                                                  (b)$9.718     (b)$9.935     (b)$9.727     (b)$9.963
 Ending Number of AUs............................................ (a)7,084      (a)5,175      (a)5,041      (a)5,097
                                                                  (b)6,082      (b)6,300      (b)6,364      (b)6,611

------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.056    (a)$17.440    (a)$18.516    (a)$18.323
                                                                  (b)$12.655    (b)$14.328    (b)$17.858    (b)$17.627
 Ending AUV...................................................... (a)$17.440    (a)$18.516    (a)$18.323    (a)$19.444
                                                                  (b)$14.328    (b)$17.858    (b)$17.627    (b)$18.660
 Ending Number of AUs............................................ (a)0          (a)179        (a)179        (a)177
                                                                  (b)0          (b)0          (b)0          (b)0

------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.813    (a)$14.078    (a)$15.872    (a)$15.341
                                                                  (b)$10.447    (b)$13.567    (b)$15.258    (b)$14.711
 Ending AUV...................................................... (a)$14.078    (a)$15.872    (a)$15.341    (a)$17.516
                                                                  (b)$13.567    (b)$15.258    (b)$14.711    (b)$16.755
 Ending Number of AUs............................................ (a)13,263     (a)14,523     (a)13,484     (a)13,195
                                                                  (b)7,475      (b)8,996      (b)10,690     (b)10,079

------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$19.171    (a)$20.441    (a)$20.368    (a)$19.261
                                                                  (b)$18.633    (b)$19.818    (b)$19.698    (b)$18.580
 Ending AUV...................................................... (a)$20.441    (a)$20.368    (a)$19.261    (a)$22.505
                                                                  (b)$19.818    (b)$19.698    (b)$18.580    (b)$21.656
 Ending Number of AUs............................................ (a)3,043      (a)3,260      (a)3,113      (a)3,120
                                                                  (b)2,090      (b)2,662      (b)2,623      (b)2,317

------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.984     (a)$10.708    (a)$9.686     (a)$9.596
                                                                  (b)$8.733     (b)$10.384    (b)$9.369     (b)$9.259
 Ending AUV...................................................... (a)$10.708    (a)$9.686     (a)$9.596     (a)$9.297
                                                                  (b)$10.384    (b)$9.369     (b)$9.259     (b)$8.947
 Ending Number of AUs............................................ (a)3,393      (a)5,386      (a)5,046      (a)6,199
                                                                  (b)1,229      (b)2,108      (b)2,001      (b)2,365

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                        FISCAL YEAR
                                                           INCEPTION       ENDED
VARIABLE PORTFOLIOS                                       TO 12/31/11     12/31/12
======================================================== ============= =============
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$12.601    (a)$9.805
                                                         (b)$12.288    (b)$9.552
 Ending AUV............................................. (a)$9.805     (a)$11.751
                                                         (b)$9.552     (b)$11.419
 Ending Number of AUs................................... (a)0          (a)0
                                                         (b)0          (b)0

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$12.278    (a)$10.563
                                                         (b)$12.033    (b)$10.337
 Ending AUV............................................. (a)$10.563    (a)$11.864
                                                         (b)$10.337    (b)$11.581
 Ending Number of AUs................................... (a)0          (a)0
                                                         (b)0          (b)0

---------------------------------------------------------
INVESCO V.I. AMERICAN VALUE, SERIES II SHARES - AVIF
(Inception Date - 10/05/15)
 Beginning AUV.......................................... (a)N/A        (a)N/A
                                                         (b)N/A        (b)N/A
 Ending AUV............................................. (a)N/A        (a)N/A
                                                         (b)N/A        (b)N/A
 Ending Number of AUs................................... (a)N/A        (a)N/A
                                                         (b)N/A        (b)N/A

---------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME, SERIES II SHARES - AVIF
(Inception Date - 10/05/2015)
 Beginning AUV.......................................... (a)N/A        (a)N/A
                                                         (b)N/A        (b)N/A
 Ending AUV............................................. (a)N/A        (a)N/A
                                                         (b)N/A        (b)N/A
 Ending Number of AUs................................... (a)N/A        (a)N/A
                                                         (b)N/A        (b)N/A

---------------------------------------------------------
INVESCO V.I. COMSTOCK, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$14.357    (a)$12.778
                                                         (b)$14.024    (b)$12.460
 Ending AUV............................................. (a)$12.778    (a)$15.052
                                                         (b)$12.460    (b)$14.641
 Ending Number of AUs................................... (a)8,108      (a)12,780
                                                         (b)2,445      (b)9,194

---------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$16.204    (a)$14.484
                                                         (b)$15.799    (b)$14.102
 Ending AUV............................................. (a)$14.484    (a)$16.406
                                                         (b)$14.102    (b)$15.933
 Ending Number of AUs................................... (a)8,601      (a)14,062
                                                         (b)3,923      (b)11,495

---------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/2015)
 Beginning AUV.......................................... (a)N/A        (a)N/A
                                                         (b)N/A        (b)N/A
 Ending AUV............................................. (a)N/A        (a)N/A
                                                         (b)N/A        (b)N/A
 Ending Number of AUs................................... (a)N/A        (a)N/A
                                                         (b)N/A        (b)N/A

---------------------------------------------------------



                                                          FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                             ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                         12/31/13      12/31/14      12/31/15     12/31/16
======================================================== ============= ============= ============= ============
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$11.751    (a)$12.917    (a)$12.678    (a)$12.325
                                                         (b)$11.419    (b)$12.540    (b)$12.258    (b)$11.887
 Ending AUV............................................. (a)$12.917    (a)$12.678    (a)$12.325    (a)$12.362
                                                         (b)$12.540    (b)$12.258    (b)$11.887    (b)$11.893
 Ending Number of AUs................................... (a)0          (a)0          (a)0          (a)0
                                                         (b)0          (b)0          (b)0          (b)0

---------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$11.864    (a)$13.203    (a)$17.604    (a)$18.266
                                                         (b)$11.581    (b)$12.877    (b)$17.099    (b)$17.697
 Ending AUV............................................. (a)$13.203    (a)$17.604    (a)$18.266    (a)$18.459
                                                         (b)$12.877    (b)$17.099    (b)$17.697    (b)$17.840
 Ending Number of AUs................................... (a)0          (a)0          (a)0          (a)0
                                                         (b)0          (b)0          (b)0          (b)0

---------------------------------------------------------
INVESCO V.I. AMERICAN VALUE, SERIES II SHARES - AVIF
(Inception Date - 10/05/15)
 Beginning AUV.......................................... (a)N/A        (a)$N/A       (a)N/A        (a)$8.640
                                                         (b)N/A        (b)$N/A       (b)N/A        (b)$8.626
 Ending AUV............................................. (a)N/A        (a)$N/A       (a)$8.640     (a)$8.815
                                                         (b)N/A        (b)$N/A       (b)$8.626     (b)$8.789
 Ending Number of AUs................................... (a)N/A        (a)N/A        (a)0          (a)0
                                                         (b)N/A        (b)N/A        (b)0          (b)0

---------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME, SERIES II SHARES - AVIF
(Inception Date - 10/05/2015)
 Beginning AUV.......................................... (a)N/A        (a)$N/A       (a)N/A        (a)$9.464
                                                         (b)N/A        (b)$N/A       (b)N/A        (b)$9.479
 Ending AUV............................................. (a)N/A        (a)$N/A       (a)$9.464     (a)$9.599
                                                         (b)N/A        (b)$N/A       (b)$9.479     (b)$9.627
 Ending Number of AUs................................... (a)N/A        (a)N/A        (a)0          (a)0
                                                         (b)N/A        (b)N/A        (b)0          (b)0

---------------------------------------------------------
INVESCO V.I. COMSTOCK, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$15.052    (a)$20.227    (a)$21.859    (a)$20.311
                                                         (b)$14.641    (b)$19.626    (b)$21.156    (b)$19.609
 Ending AUV............................................. (a)$20.227    (a)$21.859    (a)$20.311    (a)$23.537
                                                         (b)$19.626    (b)$21.156    (b)$19.609    (b)$22.667
 Ending Number of AUs................................... (a)17,248     (a)19,061     (a)18,877     (a)17,304
                                                         (b)15,278     (b)15,426     (b)17,092     (b)15,159

---------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME, SERIES II SHARES - AVIF
(Inception Date - 5/2/11)
 Beginning AUV.......................................... (a)$16.406    (a)$21.740    (a)$23.680    (a)$22.679
                                                         (b)$15.933    (b)$21.060    (b)$22.882    (b)$21.860
 Ending AUV............................................. (a)$21.740    (a)$23.680    (a)$22.679    (a)$26.830
                                                         (b)$21.060    (b)$22.882    (b)$21.860    (b)$25.797
 Ending Number of AUs................................... (a)18,240     (a)19,404     (a)18,746     (a)17,004
                                                         (b)12,480     (b)12,485     (b)13,702     (b)12,217

---------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/2015)
 Beginning AUV.......................................... (a)N/A        (a)N/A        (a)N/A        (a)$9.413
                                                         (b)N/A        (b)N/A        (b)N/A        (b)$9.398
 Ending AUV............................................. (a)N/A        (a)N/A        (a)$9.413     (a)$10.413
                                                         (b)N/A        (b)N/A        (b)$9.398     (b)$10.413
 Ending Number of AUs................................... (a)N/A        (a)N/A        (a)0          (a)454
                                                         (b)N/A        (b)N/A        (b)0          (b)454

---------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                    FISCAL YEAR
                                                       INCEPTION       ENDED
VARIABLE PORTFOLIOS                                   TO 12/31/11     12/31/12
==================================================== ============= =============
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/2015)
 Beginning AUV...................................... (a)N/A        (a)N/A
                                                     (b)N/A        (b)N/A
 Ending AUV......................................... (a)N/A        (a)N/A
                                                     (b)N/A        (b)N/A
 Ending Number of AUs............................... (a)N/A        (a)N/A
                                                     (b)N/A        (b)N/A

-----------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$13.438    (a)$11.716
                                                     (b)$13.140    (b)$11.440
 Ending AUV......................................... (a)$11.716    (a)$13.008
                                                     (b)$11.440    (b)$12.670
 Ending Number of AUs............................... (a)1,565      (a)2,066
                                                     (b)882        (b)1,613

-----------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$15.990    (a)$13.869
                                                     (b)$15.634    (b)$13.544
 Ending AUV......................................... (a)$13.869    (a)$15.735
                                                     (b)$13.544    (b)$15.329
 Ending Number of AUs............................... (a)0          (a)0
                                                     (b)0          (b)0

-----------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/2015)
 Beginning AUV...................................... (a)N/A        (a)N/A
                                                     (b)N/A        (b)N/A
 Ending AUV......................................... (a)N/A        (a)N/A
                                                     (b)N/A        (b)N/A
 Ending Number of AUs............................... (a)N/A        (a)N/A
                                                     (b)N/A        (b)N/A

-----------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$11.022    (a)$9.342
                                                     (b)$10.745    (b)$9.092
 Ending AUV......................................... (a)$9.342     (a)$10.712
                                                     (b)$9.092     (b)$10.399
 Ending Number of AUs............................... (a)4,767      (a)8,644
                                                     (b)1,501      (b)6,029

-----------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$13.331    (a)$9.732
                                                     (b)$13.169    (b)$9.599
 Ending AUV......................................... (a)$9.732     (a)$9.955
                                                     (b)$9.599     (b)$9.794
 Ending Number of AUs............................... (a)0          (a)0
                                                     (b)0          (b)0

-----------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$30.525    (a)$29.272
                                                     (b)$29.758    (b)$28.498
 Ending AUV......................................... (a)$29.272    (a)$33.907
                                                     (b)$28.498    (b)$32.929
 Ending Number of AUs............................... (a)952        (a)1,444
                                                     (b)545        (b)1,001

-----------------------------------------------------



                                                      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                     12/31/13      12/31/14      12/31/15     12/31/16
==================================================== ============= ============= ============= ============
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/2015)
 Beginning AUV...................................... (a)N/A        (a)N/A        (a)N/A        (a)$8.645
                                                     (b)N/A        (b)N/A        (b)N/A        (b)$8.631
 Ending AUV......................................... (a)N/A        (a)N/A        (a)$8.645     (a)$7.901
                                                     (b)N/A        (b)N/A        (b)$8.631     (b)$7.878
 Ending Number of AUs............................... (a)N/A        (a)N/A        (a)0          (a)0
                                                     (b)N/A        (b)N/A        (b)0          (b)0

-----------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$13.008    (a)$17.512    (a)$18.673    (a)$17.967
                                                     (b)$12.670    (b)$17.014    (b)$18.098    (b)$17.370
 Ending AUV......................................... (a)$17.512    (a)$18.673    (a)$17.967    (a)$20.844
                                                     (b)$17.014    (b)$18.098    (b)$17.370    (b)$20.101
 Ending Number of AUs............................... (a)2,227      (a)1,760      (a)1,756      (a)1,561
                                                     (b)1,701      (b)1,678      (b)1,716      (b)1,583

-----------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$15.735    (a)$18.091    (a)$22.441    (a)$21.386
                                                     (b)$15.329    (b)$17.608    (b)$21.753    (b)$20.678
 Ending AUV......................................... (a)$18.091    (a)$22.441    (a)$21.386    (a)$24.658
                                                     (b)$17.608    (b)$21.753    (b)$20.678    (b)$23.782
 Ending Number of AUs............................... (a)0          (a)0          (a)0          (a)0
                                                     (b)0          (b)0          (b)0          (b)0

-----------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/2015)
 Beginning AUV...................................... (a)N/A        (a)N/A        (a)N/A        (a)$9.774
                                                     (b)N/A        (b)N/A        (b)N/A        (b)$9.758
 Ending AUV......................................... (a)N/A        (a)N/A        (a)$9.774     (a)$10.296
                                                     (b)N/A        (b)N/A        (b)$9.758     (b)$10.266
 Ending Number of AUs............................... (a)N/A        (a)N/A        (a)0          (a)0
                                                     (b)N/A        (b)N/A        (b)0          (b)0

-----------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$10.712    (a)$15.075    (a)$16.573    (a)$16.864
                                                     (b)$10.399    (b)$14.598    (b)$16.009    (b)$16.249
 Ending AUV......................................... (a)$15.075    (a)$16.573    (a)$16.864    (a)$16.697
                                                     (b)$14.598    (b)$16.009    (b)$16.249    (b)$16.048
 Ending Number of AUs............................... (a)7,552      (a)7,108      (a)6,694      (a)6,947
                                                     (b)5,598      (b)4,611      (b)4,112      (b)5,076

-----------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$9.955     (a)$10.021    (a)$8.378     (a)$6.507
                                                     (b)$9.794     (b)$10.214    (b)$8.202     (b)$6.354
 Ending AUV......................................... (a)$10.021    (a)$8.378     (a)$6.507     (a)$8.356
                                                     (b)$10.214    (b)$8.202     (b)$6.354     (b)$8.139
 Ending Number of AUs............................... (a)0          (a)0          (a)0          (a)0
                                                     (b)1,386      (b)1,381      (b)1,377      (b)1,372

-----------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV...................................... (a)$33.907    (a)$32.804    (a)$42.063    (a)$42.320
                                                     (b)$32.929    (b)$31.778    (b)$40.646    (b)$40.792
 Ending AUV......................................... (a)$32.804    (a)$42.063    (a)$42.320    (a)$45.424
                                                     (b)$31.778    (b)$40.646    (b)$40.792    (b)$43.675
 Ending Number of AUs............................... (a)1,921      (a)1,097      (a)1,037      (a)1,002
                                                     (b)2,381      (b)2,137      (b)2,199      (b)2,228

-----------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL YEAR
                                                             INCEPTION       ENDED
VARIABLE PORTFOLIOS                                         TO 12/31/11     12/31/12
========================================================== ============= =============
REAL RETURN - Seasons Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$11.949    (a)$12.229
                                                           (b)$11.971    (b)$12.234
 Ending AUV............................................... (a)$12.229    (a)$12.572
                                                           (b)$12.234    (b)$12.546
 Ending Number of AUs..................................... (a)6,089      (a)9,272
                                                           (b)3,354      (b)7,650

-----------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$8.868     (a)$7.973
                                                           (b)$8.643     (b)$7.761
 Ending AUV............................................... (a)$7.973     (a)$9.186
                                                           (b)$7.761     (b)$8.919
 Ending Number of AUs..................................... (a)0          (a)0
                                                           (b)0          (b)0

-----------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO* - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$10.965    (a)$9.987
                                                           (b)$10.829    (b)$9.851
 Ending AUV............................................... (a)$9.987     (a)$10.979
                                                           (b)$9.851     (b)$10.801
 Ending Number of AUs..................................... (a)880        (a)1,610
                                                           (b)474        (b)855

-----------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$18.838    (a)$19.529
                                                           (b)$18.374    (b)$19.022
 Ending AUV............................................... (a)$19.529    (a)$20.700
                                                           (b)$19.022    (b)$20.112
 Ending Number of AUs..................................... (a)14,337     (a)22,191
                                                           (b)5,256      (b)17,307

-----------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$15.617    (a)$13.819
                                                           (b)$15.218    (b)$13.442
 Ending AUV............................................... (a)$13.819    (a)$15.390
                                                           (b)$13.442    (b)$14.933
 Ending Number of AUs..................................... (a)2,763      (a)4,068
                                                           (b)1,615      (b)3,176

-----------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$11.937    (a)$10.731
                                                           (b)$11.493    (b)$10.313
 Ending AUV............................................... (a)$10.731    (a)$12.633
                                                           (b)$10.313    (b)$12.112
 Ending Number of AUs..................................... (a)8,357      (a)14,156
                                                           (b)3,130      (b)8,704

-----------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$17.107    (a)$16.312
                                                           (b)$16.673    (b)$15.869
 Ending AUV............................................... (a)$16.312    (a)$17.942
                                                           (b)$15.869    (b)$17.410
 Ending Number of AUs..................................... (a)2,677      (a)5,366
                                                           (b)210        (b)2,405

-----------------------------------------------------------



                                                            FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                               ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                           12/31/13      12/31/14      12/31/15     12/31/16
========================================================== ============= ============= ============= ============
REAL RETURN - Seasons Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$12.572    (a)$11.801    (a)$11.881    (a)$11.609
                                                           (b)$12.546    (b)$11.747    (b)$11.797    (b)$11.498
 Ending AUV............................................... (a)$11.801    (a)$11.881    (a)$11.609    (a)$11.925
                                                           (b)$11.747    (b)$11.797    (b)$11.498    (b)$11.781
 Ending Number of AUs..................................... (a)21,251     (a)22,326     (a)21,652     (a)23,594
                                                           (b)12,098     (b)15,693     (b)14,664     (b)14,762

-----------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$9.186     (a)$10.230    (a)$14.072    (a)$15.470
                                                           (b)$8.919     (b)$9.925     (b)$13.597    (b)$14.910
 Ending AUV............................................... (a)$10.230    (a)$14.072    (a)$15.470    (a)$15.716
                                                           (b)$9.925     (b)$13.597    (b)$14.910    (b)$15.109
 Ending Number of AUs..................................... (a)0          (a)0          (a)0          (a)160
                                                           (b)0          (b)0          (b)0          (b)0

-----------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO* - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$10.979    (a)$14.612    (a)$16.060    (a)$15.911
                                                           (b)$10.801    (b)$14.341    (b)$15.722    (b)$15.537
 Ending AUV............................................... (a)$14.612    (a)$16.060    (a)$15.911    (a)$15.494
                                                           (b)$14.341    (b)$15.722    (b)$15.537    (b)$15.092
 Ending Number of AUs..................................... (a)3,912      (a)4,953      (a)4,480      (a)4,896
                                                           (b)1,563      (b)2,160      (b)2,959      (b)3,319

-----------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$20.700    (a)$19.719    (a)$20.421    (a)$20.154
                                                           (b)$20.112    (b)$19.112    (b)$19.743    (b)$19.436
 Ending AUV............................................... (a)$19.719    (a)$20.421    (a)$20.154    (a)$20.585
                                                           (b)$19.112    (b)$19.743    (b)$19.436    (b)$19.802
 Ending Number of AUs..................................... (a)37,331     (a)38,490     (a)36,648     (a)39,918
                                                           (b)27,916     (b)27,471     (b)28,195     (b)29,086

-----------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$15.390    (a)$20.329    (a)$21.440    (a)$21.462
                                                           (b)$14.933    (b)$19.675    (b)$20.699    (b)$20.669
 Ending AUV............................................... (a)$20.329    (a)$21.440    (a)$21.462    (a)$24.302
                                                           (b)$19.675    (b)$20.699    (b)$20.669    (b)$23.345
 Ending Number of AUs..................................... (a)6,970      (a)7,797      (a)7,065      (a)6,877
                                                           (b)3,966      (b)4,910      (b)5,563      (b)5,250

-----------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$12.633    (a)$16.455    (a)$18.027    (a)$17.851
                                                           (b)$12.112    (b)$15.736    (b)$17.196    (b)$16.986
 Ending AUV............................................... (a)$16.455    (a)$18.027    (a)$17.851    (a)$19.162
                                                           (b)$15.736    (b)$17.196    (b)$16.986    (b)$18.188
 Ending Number of AUs..................................... (a)21,472     (a)22,976     (a)21,225     (a)21,243
                                                           (b)15,474     (b)16,631     (b)17,680     (b)17,363

-----------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV............................................ (a)$17.942    (a)$21.098    (a)$22.607    (a)$22.235
                                                           (b)$17.410    (b)$20.422    (b)$21.828    (b)$21.415
 Ending AUV............................................... (a)$21.098    (a)$22.607    (a)$22.235    (a)$23.963
                                                           (b)$20.422    (b)$21.828    (b)$21.415    (b)$23.022
 Ending Number of AUs..................................... (a)5,633      (a)5,285      (a)5,051      (a)4,869
                                                           (b)2,693      (b)2,656      (b)2,831      (b)2,232

-----------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * On June 30, 2016, the SA Marsico Focused Growth Portfolio was renamed SA Janus Focused Growth Portfolio.

                                      A-19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                      FISCAL YEAR
                                                         INCEPTION       ENDED
VARIABLE PORTFOLIOS                                     TO 12/31/11     12/31/12
====================================================== ============= =============
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV........................................ (a)N/A        (a)N/A
                                                       (b)N/A        (b)N/A
 Ending AUV........................................... (a)N/A        (a)N/A
                                                       (b)N/A        (b)N/A
 Ending Number of AUs................................. (a)N/A        (a)N/A
                                                       (b)N/A        (b)N/A

-------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$12.742    (a)$10.739
                                                       (b)$12.582    (b)$10.587
 Ending AUV........................................... (a)$10.739    (a)$12.584
                                                       (b)$10.587    (b)$12.375
 Ending Number of AUs................................. (a)5,145      (a)6,581
                                                       (b)2,784      (b)4,882

-------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$10.762    (a)$9.644
                                                       (b)$10.628    (b)$9.508
 Ending AUV........................................... (a)$9.644     (a)$11.231
                                                       (b)$9.508     (b)$11.046
 Ending Number of AUs................................. (a)3,867      (a)5,782
                                                       (b)2,264      (b)4,760

-------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV........................................ (a)N/A        (a)$10.451
                                                       (b)N/A        (b)$10.451
 Ending AUV........................................... (a)N/A        (a)$10.569
                                                       (b)N/A        (b)$10.550
 Ending Number of AUs................................. (a)N/A        (a)63,146
                                                       (b)N/A        (b)14,643

-------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$2.535     (a)$2.264
                                                       (b)$2.441     (b)$2.185
 Ending AUV........................................... (a)$2.264     (a)$2.411
                                                       (b)$2.185     (b)$2.321
 Ending Number of AUs................................. (a)0          (a)0
                                                       (b)0          (b)0

-------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$12.961    (a)$12.212
                                                       (b)$12.652    (b)$11.910
 Ending AUV........................................... (a)$12.212    (a)$13.693
                                                       (b)$11.910    (b)$13.321
 Ending Number of AUs................................. (a)736        (a)1,650
                                                       (b)0          (b)0

-------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/2015)
 Beginning AUV........................................ (a)$N/A       (a)$N/A
                                                       (b)$N/A       (b)$N/A
 Ending AUV........................................... (a)$N/A       (a)$N/A
                                                       (b)$N/A       (b)$N/A
 Ending Number of AUs................................. (a)N/A        (a)N/A
                                                       (b)N/A        (b)N/A

-------------------------------------------------------



                                                        FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                           ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                       12/31/13      12/31/14      12/31/15      12/31/16
====================================================== ============= ============= ============= =============
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV........................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                       (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV........................................... (a)N/A        (a)N/A        (a)N/A        (a)$10.623
                                                       (b)N/A        (b)N/A        (b)N/A        (b)$10.623
 Ending Number of AUs................................. (a)N/A        (a)N/A        (a)N/A        (a)7,510
                                                       (b)N/A        (b)N/A        (b)N/A        (b)7,510

-------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$12.584    (a)$17.135    (a)$18.477    (a)$17.191
                                                       (b)$12.375    (b)$16.808    (b)$18.079    (b)$16.779
 Ending AUV........................................... (a)$17.135    (a)$18.477    (a)$17.191    (a)$21.225
                                                       (b)$16.808    (b)$18.079    (b)$16.779    (b)$20.665
 Ending Number of AUs................................. (a)6,735      (a)4,986      (a)4,962      (a)4,300
                                                       (b)4,851      (b)5,034      (b)5,781      (b)5,087

-------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$11.231    (a)$15.023    (a)$14.847    (a)$13.577
                                                       (b)$11.046    (b)$14.739    (b)$14.529    (b)$13.253
 Ending AUV........................................... (a)$15.023    (a)$14.847    (a)$13.577    (a)$17.558
                                                       (b)$14.739    (b)$14.529    (b)$13.253    (b)$17.097
 Ending Number of AUs................................. (a)5,552      (a)5,019      (a)5,200      (a)4,479
                                                       (b)4,999      (b)5,276      (b)5,783      (b)4,846

-------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV........................................ (a)$10.569    (a)$12.264    (a)$12.673    (a)$11.906
                                                       (b)$10.550    (b)$12.211    (b)$12.587    (b)$11.796
 Ending AUV........................................... (a)$12.264    (a)$12.673    (a)$11.906    (a)$12.325
                                                       (b)$12.211    (b)$12.587    (b)$11.796    (b)$12.181
 Ending Number of AUs................................. (a)190,615    (a)366,072    (a)531,238    (a)598,011
                                                       (b)61,078     (b)118,738    (b)125,469    (b)116,983

-------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$2.411     (a)$2.594     (a)$3.699     (a)$4.024
                                                       (b)$2.321     (b)$2.496     (b)$3.545     (b)$3.846
 Ending AUV........................................... (a)$2.594     (a)$3.699     (a)$4.024     (a)$4.645
                                                       (b)$2.496     (b)$3.545     (b)$3.846     (b)$4.429
 Ending Number of AUs................................. (a)0          (a)0          (a)0          (a)0
                                                       (b)0          (b)0          (b)0          (b)0

-------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV........................................ (a)$13.693    (a)$16.233    (a)$18.042    (a)$15.681
                                                       (b)$13.321    (b)$15.752    (b)$17.464    (b)$15.141
 Ending AUV........................................... (a)$16.233    (a)$18.042    (a)$15.681    (a)$17.132
                                                       (b)$15.752    (b)$17.464    (b)$15.141    (b)$16.501
 Ending Number of AUs................................. (a)2,169      (a)1,903      (a)2,062      (a)2,005
                                                       (b)1,840      (b)1,834      (b)1,828      (b)1,822

-------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/2015)
 Beginning AUV........................................ (a)$N/A       (a)$N/A       (a)$--        (a)$9.390
                                                       (b)$N/A       (b)$N/A       (b)$--        (b)$9.405
 Ending AUV........................................... (a)$N/A       (a)$N/A       (a)$9.390     (a)$9.551
                                                       (b)$N/A       (b)$N/A       (b)$9.405     (b)$9.551
 Ending Number of AUs................................. (a)N/A        (a)0          (a)0          (a)135
                                                       (b)N/A        (b)0          (b)0          (b)135

-------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                        FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                           INCEPTION       ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                       TO 12/31/11     12/31/12      12/31/13      12/31/14      12/31/15     12/31/16
======================================== ============= ============= ============= ============= ============= ============
VCP VALUE PORTFOLIO- SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.......................... (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$11.845    (a)$11.466
                                         (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)$11.795    (b)$11.390
 Ending AUV............................. (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$11.466    (a)$12.477
                                         (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)$11.390    (b)$12.363
 Ending Number of AUs................... (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)0          (a)1,616
                                         (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)0          (b)0

-----------------------------------------
ULTRA SHORT BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV.......................... (a)$11.571    (a)$11.462    (a)$11.298    (a)$11.134    (a)$10.971    (a)$10.817
                                         (b)$11.229    (b)$11.109    (b)$10.923    (b)$10.860    (b)$10.554    (b)$10.380
 Ending AUV............................. (a)$11.462    (a)$11.298    (a)$11.134    (a)$10.971    (a)$10.817    (a)$10.678
                                         (b)$11.109    (b)$10.923    (b)$10.860    (b)$10.554    (b)$10.380    (b)$10.221
 Ending Number of AUs................... (a)1          (a)1          (a)1          (a)1          (a)1          (a)4,012
                                         (b)0          (b)0          (b)0          (b)0          (b)0          (b)0

-----------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                     FISCAL YEAR
                                                        INCEPTION       ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES              TO 12/31/11     12/31/12
===================================================== ============= =============
AMERICAN FUNDS ASSET ALLOCATION- AFIS Class 2 Shares*
(Inception Date - 5/2/11)
 BeginniBeginning AUVng AUV.......................... (a)$17.947    (a)$16.830
                                                      (b)$17.578    (b)$16.462
 Ending AUV.......................................... (a)$16.830    (a)$19.369
                                                      (b)$16.462    (b)$18.899
 Ending Number of AUs................................ (a)1,637      (a)2,830
                                                      (b)174        (b)1,756

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares*
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$26.449    (a)$21.959
                                                      (b)$25.903    (b)$21.466
 Ending AUV.......................................... (a)$21.959    (a)$26.658
                                                      (b)$21.466    (b)$25.995
 Ending Number of AUs................................ (a)4,914      (a)7,676
                                                      (b)2,284      (b)5,672

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares*
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$22.729    (a)$19.852
                                                      (b)$22.255    (b)$19.399
 Ending AUV.......................................... (a)$19.852    (a)$23.182
                                                      (b)$19.399    (b)$22.596
 Ending Number of AUs................................ (a)2,492      (a)4,707
                                                      (b)983        (b)3,460

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares*
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$18.541    (a)$16.840
                                                      (b)$18.138    (b)$16.466
 Ending AUV.......................................... (a)$16.840    (a)$19.597
                                                      (b)$16.466    (b)$19.113
 Ending Number of AUs................................ (a)567        (a)1,256
                                                      (b)958        (b)1,263

------------------------------------------------------



                                                       FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                          ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                12/31/13      12/31/14      12/31/15     12/31/16
===================================================== ============= ============= ============= ============
AMERICAN FUNDS ASSET ALLOCATION- AFIS Class 2 Shares*
(Inception Date - 5/2/11)
 BeginniBeginning AUVng AUV.......................... (a)$19.369    (a)$23.733    (a)$24.777    (a)$24.886
                                                      (b)$18.899    (b)$23.099    (b)$24.055    (b)$24.100
 Ending AUV.......................................... (a)$23.733    (a)$24.777    (a)$24.886    (a)$26.971
                                                      (b)$23.099    (b)$24.055    (b)$24.100    (b)$26.055
 Ending Number of AUs................................ (a)2,590      (a)2,521      (a)2,324      (a)2,220
                                                      (b)1,674      (b)1,728      (b)1,880      (b)1,506

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares*
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$26.658    (a)$34.113    (a)$34.572    (a)$36.621
                                                      (b)$25.995    (b)$33.182    (b)$33.544    (b)$35.443
 Ending AUV.......................................... (a)$34.113    (a)$34.572    (a)$36.621    (a)$36.501
                                                      (b)$33.182    (b)$33.544    (b)$35.443    (b)$35.239
 Ending Number of AUs................................ (a)9,386      (a)9,793      (a)8,646      (a)8,956
                                                      (b)6,500      (b)7,339      (b)7,228      (b)7,537

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares*
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$23.182    (a)$29.877    (a)$32.113    (a)$33.990
                                                      (b)$22.596    (b)$29.050    (b)$31.145    (b)$32.884
 Ending AUV.......................................... (a)$29.877    (a)$32.113    (a)$33.990    (a)$36.864
                                                      (b)$29.050    (b)$31.145    (b)$32.884    (b)$35.576
 Ending Number of AUs................................ (a)5,578      (a)5,969      (a)5,279      (a)5,011
                                                      (b)3,798      (b)3,632      (b)3,576      (b)3,364

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares*
(Inception Date - 5/2/11)
 Beginning AUV....................................... (a)$19.597    (a)$25.916    (a)$28.401    (a)$28.542
                                                      (b)$19.113    (b)$25.213    (b)$27.562    (b)$27.629
 Ending AUV.......................................... (a)$25.916    (a)$28.401    (a)$28.542    (a)$31.530
                                                      (b)$25.213    (b)$27.562    (b)$27.629    (b)$30.446
 Ending Number of AUs................................ (a)2,435      (a)3,006      (a)2,746      (a)2,555
                                                      (b)3,125      (b)3,368      (b)3,674      (b)3,569

------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.

                                      A-22

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



      PROSPECTUS PROVISION                           AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                                  New Mexico
Administrative Charge            Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Annuity Date                     You may begin the Income Phase any time after your first          Florida
                                   contract anniversary.
Annuity Date                     You may begin the Income Phase any time after 13 months after     New York
                                   contract issue.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account will be             Washington
                                   automatically transferred to the Goldman
                                 Sachs VIT Government Money Market Fund or similar money market portfolio.
Free Look                        If you are age 65 or older on the contract issue date, the Free   Arizona
                                   Look period is 30 days.
Free Look                        If you are age 60 or older on the contract issue date, the Free   California
                                   Look period is 30 days. If you invest in
                                 the Fixed Account, the Free Look amount is calculated as the
                                   Purchase Payments paid. If you invest
                                 in Variable Portfolio(s), the Free Look amount is calculated as the greater of (1) Purchase Payments
                                 or (2) the value of your contract plus any fees paid on the day we received your request in Good
                                 Order at the Annuity Service Center.
Free Look                        The Free Look period is 21 days and the amount is calculated as   Florida
                                   the value of your contract plus fees
                                 and charges on the day we receive your request in Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                                  Idaho
                                                                                                   North Dakota
                                                                                                   Rhode Island
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the value of your contract  Michigan plus fees and charges on the day we
                                 received your request in Good Order at the Annuity Service        Minnesota
                                   Center.                                                         Missouri
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the greater of (1)          Arkansas
                                   Purchase Payments including fees and
                                 charges or (2) the value of your contract on the day we receive   New York
                                   your request in Good Order at the
                                 Annuity Service Center.
Joint Ownership                  Benefits and Features to be made available to Domestic Partners.  California
                                                                                                   District of Columbia
                                                                                                   Maine
                                                                                                   Nevada
                                                                                                   Oregon
                                                                                                   Washington
                                                                                                   Wisconsin
Joint Ownership                  Benefits and Features to be made available to Civil Union         California
                                   Partners.                                                       Colorado
                                                                                                   Hawaii
                                                                                                   Illinois
                                                                                                   New Jersey
                                                                                                   Rhode Island
Minimum Contract Value           The minimum remaining contract value after a partial withdrawal   Texas
                                   must be $2,000.
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  California on or after May 1, 2014.
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  Connecticut
                                   on or after February 6, 2017.                                   Massachusetts
                                                                                                   Pennsylvania
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  Missouri on or after May 1, 2017.
Premium Based Charge             Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Premium Tax                      We deduct premium tax charges of 0.50% for Qualified contracts    California
                                   and 2.35% for Non-Qualified
                                 contracts based on contract value when you begin the Income
                                   Phase.
Premium Tax                      We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                   contracts based on total Purchase
                                 Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                   contracts based on contract value when
                                 you begin the Income Phase.

                                      B-1



    PROSPECTUS PROVISION                         AVAILABILITY OR VARIATION                       ISSUE STATE
Premium Tax                  For the first $500,000 in the contract, we deduct premium tax     South Dakota
                               charges of 0% for Qualified contracts
                             and 1.25% for Non-Qualified contracts based on total Purchase
                               Payments when you begin the Income
                             Phase. For any amount in excess of $500,000 in the contract, we deduct front-end premium tax
                             charges of 0.08% for Non-Qualified contracts based on total
                               Purchase Payments when you begin the
                             Income Phase.
Premium Tax                  We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                               and 1.0% for Non-Qualified contracts
                             based on contract value when you begin the Income Phase.
Premium Tax                  We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                               contracts based on total Purchase
                             Payments when you begin the Income Phase.
Purchase Payment Age Limit   The Purchase Payment Age Limit is the later of three years after  Washington contract issue or attained age 63
                             but not after the Owner's 86th birthday for contracts issued May
                               2, 2011 through August 2, 2015.
                             The Purchase Payment Age Limit is not applicable to contracts issued on or after August 3, 2015.
Polaris Income Builder       Charge will be deducted pro-rata from Variable Portfolios only.   Missouri*
                                                                                               New York
                             * for contracts issued on or after January 23, 2017               Oregon
                                                                                               Texas
                                                                                               Washington
SunAmerica Income Plus       Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                               Oregon
                                                                                               Texas
                                                                                               Washington
Transfer Privilege           Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                               Texas



                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER
                                      FEE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


EXAMPLE

ASSUMPTIONS:

     o     POLARIS INCOME BUILDER FOR ONE COVERED PERSON WAS ELECTED

     o     THE AVERAGE VALUE OF THE VIX ARE AS DISPLAYED FROM THE TABLE BELOW:


               AVERAGE     CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE VIX ARE AS DISPLAYED FROM THE TABLE BELOW:


               AVERAGE
                VALUE     CALCULATED
  BENEFIT        OF        FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX        VALUE       FEE RATE     FEE RATE
     6th       20.00        1.10%        1.10%       0.2750%
     7th       25.57        1.38%        1.35%       0.3375%
     8th       30.22        1.61%        1.60%       0.4000%
     9th       26.02        1.40%        1.40%       0.3500%
     10th      22.83        1.24%        1.24%       0.3100%
     11th      19.88        1.09%        1.09%       0.2725%
     12th      20.60        1.13%        1.13%       0.2825%
     13th      14.44        0.82%        0.88%       0.2200%
     14th      13.41        0.77%        0.77%       0.1925%
     15th       9.11        0.56%        0.60%       0.1500%
     16th      16.30        0.92%        0.85%       0.2125%

                                      C-1



The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.38% - 1.10% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (14.44 - 20)]

1.10% + [0.05% x (-5.56)]

1.10% + (-0.00278) = 0.82% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (9.11 - 20)]

1.10% + [0.05% x (-10.89)]

1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

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                 APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES
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The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values and benefits of the currently offered Living Benefit. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

The examples below apply to Polaris Income Builder (one Covered Person). These examples are not applicable to contracts issued prior to March 10, 2014.


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 5.2%


                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
           AS OF            INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $5,200

     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage = $100,000 x 5.2% = $5,200


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     No withdrawals taken in the first three contract years


                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
           AS OF            INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 5,200
          Year 1           $150,000   $245,000        --       $250,000    $250,000       --      $13,000
       1st Anniversary        --      $270,000   $270,000      $270,000    $270,000    $15,000    $14,040
       2nd Anniversary        --      $287,000   $287,000      $287,000    $287,000    $16,200    $14,924
       3rd Anniversary        --      $310,000   $310,000      $310,000    $310,000    $17,220    $16,120

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000 =
              $250,000)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $13,000 ($250,000 x 5.2%).

The values of the feature are impacted by attaining Highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the Income Base.


                                      D-1

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $14,040 ($270,000 x 5.2%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $14,924 ($287,000 x 5.2%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $16,120 ($310,000 x 5.2%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5.2% of Income Base taken in the fourth and fifth contract years.


                                                                                                 MAXIMUM
                                     ASSUMED                               INCOME                 ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
        AS OF             TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
    3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $16,120
        Year 4        $16,120      $312,000        --       $310,000    $310,000       --      $16,120
    4th Anniversary       --       $311,000   $311,000      $311,000    $311,000    $     0    $16,172
        Year 5        $16,172      $302,000        --       $311,000    $311,000       --      $16,172
    5th Anniversary       --       $305,000   $305,000      $311,000    $311,000    $     0    $16,172

     o     In year 4, $16,120 was withdrawn ($310,000 x 5.2%).

     o     In year 5, $16,172 was withdrawn ($311,000 x 5.2%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than or equal to the Maximum Annual Withdrawal Amount (MAWA).

           o In year 4, $16,120 was withdrawn and is equal to the MAWA of $16,120.

           o In year 5, $16,172 was withdrawn and is equal to the MAWA of $16,172.

     o The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th anniversaries were reduced to zero once any withdrawal was taken in the benefit year.

                               Income Credit = $0

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).


EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                               MAXIMUM
                                     ASSUMED                               INCOME               ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
        AS OF             TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
    5th Anniversary       --       $305,000   $305,000      $311,000    $311,000    $0       $16,172
        Year 6        $24,880      $280,000        --       $301,624    $301,624      --     $15,684
    6th Anniversary       --       $290,000   $290,000      $301,624    $301,624    $0       $15,684
        Year 7        $24,130      $260,000        --       $292,337    $292,337      --     $15,202
    7th Anniversary       --       $230,000   $230,000      $292,337    $292,337    $0       $15,202

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.


                                      D-2

           o In year 6, the reduction proportion is 3.0149% ([$24,880 - $16,172] / [$305,000 - $16,172]); the reduced Income Base is
              $301,624 ($311,000 x [1 - 3.0149%]); and the reduced Income
              Credit Base is $301,624 ($311,000 x [1 - 3.0149%]).

           o In year 7, the reduction proportion is 3.0789% ([$24,130 - $15,684] / [$290,000 - $15,684]); the reduced Income Base is
              $292,337 ($301,624 x [1 - 3.0789%]); and the reduced Income
              Credit Base is $292,337 ($301,624 x [1 - 3.0789%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal was taken.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract value as shown below and reduced to $0 in Year 11 due to market conditions

     o     No withdrawals taken after the seventh contract year


                                                                                       MAXIMUM
                        ASSUMED                                                        ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME       INCOME      INCOME    WITHDRAWAL    INCOME
        AS OF            VALUE       VALUE         BASE     CREDIT BASE    CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $292,337    $292,337      $     0    $15,202          --
    8th Anniversary   $150,000   $150,000      $309,877    $292,337      $17,540    $16,114          --
    9th Anniversary   $100,000   $100,000      $327,417    $292,337      $17,540    $17,026          --
   10th Anniversary   $ 50,000   $ 50,000      $344,957    $292,337      $17,540    $17,938          --
       Year 11        $      0   $      0      $344,957    $292,337         --      $17,938          --
   11th Anniversary   $      0   $      0      $344,957    $292,337         --          --       $17,938

     o The Protected Income Payment of $17,938 ($344,957 x 5.2%) will be paid for the lifetime of the Covered Person.

                                      D-3

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           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
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THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON THE DEATH BENEFIT OPTION ELECTED BY THE ORIGINAL OWNER OF THE CONTRACT, WHETHER THE LIVING BENEFIT WAS ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Purchase Payment" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on the amount of the withdrawal. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF THE LIVING BENEFIT FEATURE WAS ELECTED.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected the Living Benefit described above.


A.   STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be contract value.


B. MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE
  UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 80 or younger on the Continuation Date, regardless of whether a Living Benefit was elected, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was


                                      E-1

          reduced on the date of such withdrawal. We will not accept Continuation Purchase Payments on or after the first contract anniversary if the Living Benefit was elected.

If the Continuing Spouse is age 81-85 on the Continuation Date and no Living Benefit was elected, then the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and the Living Benefit was elected, then the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the earlier of the first contract anniversary or the Continuing Spouse's 86th birthday, reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the fee for the Maximum Anniversary Value death benefit will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2

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   APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MARCH 10, 2014
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Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to April 30, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On April 30, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If your contract was issued prior to March 10, 2014 and you elected the Polaris Income Builder living benefit (formerly called "SunAmerica Income Builder"), the following provisions are applicable to the feature you elected. All other Polaris Income Builder provisions discussed in the prospectus apply to your elected feature unless otherwise indicated.

POLARIS INCOME BUILDER

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE/PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was issued prior to March 10, 2014 and you elected the Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


  NUMBER OF COVERED PERSONS      MAXIMUM ANNUAL
      AND AGE OF COVERED           WITHDRAWAL       PROTECTED INCOME
 PERSON AT FIRST WITHDRAWAL*       PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)                4.0%                4.0%
 One Covered Person
 (Ages 65 and older)                 5.0%                5.0%
 Two Covered Persons
 (Age 64 and Younger)                3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)                 4.5%                4.5%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

Under the question, "ARE THERE INVESTMENT REQUIREMENT IF I ELECT A LIVING BENEFIT?" the investment requirements for Polaris Income Builder are as follows:


Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if applicable, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

The Secure Value Account is only available for investment if you elect the living benefit. With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one-year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available or to the Variable Portfolios when the guarantee period ends.

You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

You must allocate your assets in accordance with one of two options below:



  1   Option 1       45% SA VCP Dynamic Allocation and
                     45% in one of three following allocations*:


      10% Secure
                     - Allocation A
      Value Account
                     - Allocation B
                     - Allocation C
                     * Please see the allocations for the formerly
                     available
                     Polaris Portfolio Allocator Models in the POLARIS
                     PORTFOLIO ALLOCATOR PROGRAM FOR
                     CONTRACTS ISSUED PRIOR TO FEBRUARY 6,
                     2017 APPENDIX.
  2   Option 2       Up to 90% in one or more of the following Variable
                     Portfolios, except as otherwise noted:


      10% Secure
                     Goldman Sachs VIT Government Money Market
      Value Account
                     Fund
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core Bond
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 50% in each of these Variable Portfolios.


If your contract was issued prior to May 1, 2013 and you elected THE SUNAMERICA INCOME PLUS living benefit, the following provisions are applicable to the feature you elected. The SunAmerica Income Plus living benefit is no longer being offered.

SUNAMERICA INCOME PLUS


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if applicable, are included in the calculation of Anniversary Values.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


          FIRST CONTRACT YEAR
   100% of Purchase Payments received

EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


 FIRST CONTRACT YEAR          SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in Contract
 Payments received    Year 2, capped at 100% of Purchase
                      Payments received in the first Contract
                      Year

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


 FIRST CONTRACT YEAR          SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in Contract
 Payments received    Year 2-5, capped at 200% of Purchase
                      Payments received in the first Contract
                      Year

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
     5.50%        Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

If your contract was issued between June 25, 2012 and February 10, 2013 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
     5.25%        Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

If your contract was issued prior to June 25, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
       6%         Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.


INELIGIBLE PURCHASE PAYMENTS
Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued between April 30, 2012 and November 11, 2012.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 5th Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued prior to April 30, 2012.


INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the term "MINIMUM INCOME BASE" is applicable to the living benefit and is defined as follows:


     MINIMUM INCOME BASE

     The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

     The Continuing Spouse, if applicable, is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


How does SunAmerica Income Plus work?

The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

                                                       PROTECTED
  NUMBER OF COVERED PERSONS                              INCOME
      AND AGE OF COVERED           MAXIMUM ANNUAL       PAYMENT
 PERSON AT FIRST WITHDRAWAL*   WITHDRAWAL PERCENTAGE   PERCENTAGE
 One Covered Person
 (Age 64 and Younger)                  4.0%              4.0%
 One Covered Person
 (Ages 65 and older)                   5.0%              5.0%
 Two Covered Persons
 (Age 64 and Younger)                  3.5%              3.5%
 Two Covered Persons
 (Ages 65 and older)                   4.5%              4.5%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


Are there investment requirements if I elect SunAmerica Income Plus?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable, must be allocated by you in accordance with the investment requirements outlined below.

After investing 10% in the Secure Value Account, you must comply with the investment requirements by investing the remaining 90% of your Purchase Payments in accordance with one of the two options below either directly or by using an available DCA Fixed Account. If you choose a DCA Fixed Account, you must comply with the investment requirements by investing your target allocations in accordance one of the two options below.



OPTION        INVESTMENT OPTIONS
 Option 1     Invest 45% in the SA VCP Dynamic Allocation
              Portfolio and 45% in the following Sample Portfolio:
              - Balanced Toward Growth1
              or
              Invest 45% in the SA VCP Dynamic Allocation
              Portfolio and 45% in one of the three following
              Allocations*:
              - Allocation A
              - Allocation B
              - Allocation C
              * Please see the allocations for the formerly available
              Polaris Portfolio Allocator Models in the POLARIS
              PORTFOLIO ALLOCATOR PROGRAM FOR
              CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
              APPENDIX.
 Option 2     Invest 90% in one or more of the following Variable
              Portfolios, except as otherwise noted:
              Goldman Sachs VIT Government Money Market Fund
              SA DFA Ultra Short Bond
              SA Federated Corporate Bond
              SA Goldman Sachs Global Bond
              SA Invesco VCP Equity-Income
              SA JPMorgan MFS Core Bond
              SA T. Rowe Price VCP Balanced
              SA VCP Dynamic Allocation
              SA Wellington Government and Quality Bond
              SA Wellington Real Return


 1 If your contract was issued between April 30, 2012 and June 24, 2012 and you elected the optional SunAmerica Income Plus living benefit, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the investment requirements and options applicable to the living benefit are as follows:

We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.


FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:


 Option 1     Invest in one of three available Allocations*:
              Allocation A, Allocation B or Allocation C
              or
              Invest in one of three available Sample Portfolios:
              Balanced Growth & Income1
              Balanced Toward Growth
              Growth Focus
              * Please see the allocations for the formerly available
              Polaris Portfolio Allocator Models in the POLARIS
              PORTFOLIO ALLOCATOR PROGRAM FOR
              CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
              APPENDIX.
 Option 2     Invest in one or more of the following Variable Portfolios, except as otherwise noted:
              American Funds(R) Asset Allocation
              Franklin Income VIP Fund
              Goldman Sachs VIT Government Money Market Fund
              SA Edge Asset Allocation
              SA JPMorgan Balanced
              SA MFS Total Return
              SA VCP Dynamic Allocation
 Option 3     Invest in the SA DFA Ultra Short Bond Portfolio

 1 The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.



FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:




  INVESTMENT       INVESTMENT               VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 A. BOND,        Minimum 20%     Goldman Sachs VIT Government Money
  CASH           Maximum 90%     Market Fund
  AND FIXED                      SA DFA Ultra Short Bond
  ACCOUNTS                       SA Federated Corporate Bond
                                 SA Goldman Sachs Global Bond
                                 SA JPMorgan MFS Core Bond
                                 SA Wellington Government and Quality
                                 Bond
                                 SA Wellington Real Return
                                 DCA FIXED ACCOUNTS*
                                 6-Month DCA
                                 1-Year DCA
                                 2-Year DCA
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)


  INVESTMENT       INVESTMENT               VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 B. EQUITY        Minimum 0%     American Funds(R) Asset Allocation
                 Maximum 70%     American Funds(R) Global Bond
                                 American Funds(R) Growth
                                 American Funds(R) Growth-Income
                                 Franklin Founding Funds Allocation VIP
                                 Fund
                                 Franklin Income VIP Fund
                                 Invesco V.I. American Franchise Fund
                                 Invesco V.I. Comstock Fund
                                 Invesco V.I. Growth and Income Fund
                                 Lord Abbett Growth and Income
                                 Lord Abbett Mid Cap Stock
                                 SA AB Growth
                                 SA AB Small & Mid Cap Value
                                 SA Dogs of Wall Street
                                 SA Edge Asset Allocation
                                 SA Franklin Foreign Value
                                 SA Janus Focused Growth
                                 SA JPMorgan Balanced
                                 SA JPMorgan Equity-Income
                                 SA JPMorgan Global Equities
                                 SA Legg Mason BW Large Cap Value
                                 SA MFS Blue Chip Growth
                                 SA MFS Massachusetts Investors Trust
                                 SA MFS Telecom Utility
                                 SA MFS Total Return
                                 SA Morgan Stanley International Equities
                                 SA Oppenheimer Main Street Large Cap
                                 SA PineBridge High-Yield Bond
                                 SA Putnam International Growth and
                                 Income
                                 SA VCP Dynamic Allocation
                                 SA Wellington Capital Appreciation
                                 SA Wellington Growth
                                 SA WellsCap Aggressive Growth
                                 SA WellsCap Fundamental Growth
 C. LIMITED       Minimum 0%     SA Boston Company Capital Growth
  EQUITY         Maximum 10%     SA Columbia Technology
                                 SA Franklin Small Company Value
                                 SA Invesco Growth Opportunities
                                 SA JPMorgan Emerging Markets
                                 SA JPMorgan Mid-Cap Growth
                                 SA Pyramis Real Estate
                                 SA Wellington Natural Resources

* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment


                                      F-5



requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS?" BELOW.


What are the factors used to calculate SunAmerica Income Plus?

The benefit offered by SunAmerica Income Plus is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year (in the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and in the first five years if your contract was issued prior to April 30, 2012) are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year (after the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and after the first five years if your contract was issued prior to April 30, 2012), you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than
(1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. For contracts issued prior to April 30, 2012, if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to the Income Credit rate offered at the time your contract was issued ("Income Credit


                                      F-6



Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the Income Credit Percentage of the Income Base and not greater than the Maximum Annual Withdrawal Amount.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal. Additionally, the Protected Income Payment Percentage may differ depending on whether the first withdrawal is taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. For contracts issued prior to April 30, 2012, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

During the first Contract Year which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an


                                      F-7



Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


What are the effects of withdrawals on SunAmerica Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. For contracts issued prior to April 30, 2012, if you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested.


What is the fee for SunAmerica Income Plus?

The fee for SunAmerica Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. The fee will be deducted pro-rata from Variable Portfolios in New York, Oregon, Texas and Washington. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate


                                      F-8



applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If your contract was issued after April 30, 2012, in general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. If your contract was issued prior to April 30, 2012, in general, as the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.


Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SA VCP Dynamic Allocation Portfolio. The SA VCP Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SA VCP Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SA VCP Dynamic Allocation Portfolio may increase its exposure to equity markets.


Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, higher Anniversary Value or addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

IF YOUR CONTRACT WAS ISSUED PRIOR TO APRIL 30, 2012 AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS LIVING BENEFIT, THE FEE APPLICABLE TO THE LIVING BENEFIT IS AS FOLLOWS:


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally


                                      F-9



and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

SUNAMERICA INCOME PLUS -
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

SUNAMERICA INCOME PLUS -
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         45          80          45          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base if your contract was issued prior to June 25, 2012 (5.25% if your contract was issued between June 25, 2012 and February 11, 2013 and 5.5% if your contract was issued between February 11, 2013 and April 30, 2013), an Income Credit will be included in determining any Income Base increase in that Benefit Year.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected


                                      F-10



based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES SUNAMERICA INCOME PLUS WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS above); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                         CANCELLATION
 REQUEST RECEIVED                      EFFECTIVE DATE
     Years 1-5                  5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the receipt
                                 of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE


                                      F-11



CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                      F-12

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--------------------------------------------------------------------------------
     APPENDIX G - POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED

                           PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EFFECTIVE ON FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM IS NO LONGER OFFERED AND WE WILL NO LONGER UPDATE THE POLARIS PORTFOLIO ALLOCATOR MODELS ON AN ANNUAL BASIS.

IF YOU ARE CURRENTLY INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS OR SAMPLE PORTFOLIO AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your Living Benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the tables below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models.


ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)


            VARIABLE PORTFOLIOS              ALLOCATION A   ALLOCATION B   ALLOCATION C
 American Funds(R) Global Growth                  2.0%           3.0%           4.0%
 American Funds(R) Growth-Income                  0.0%           0.0%           1.0%
 Invesco V.I. Comstock Fund                       5.0%           5.0%           6.0%
 Invesco V.I. Growth and Income Fund              6.0%           7.0%           8.0%
 SA AB Growth                                     1.0%           1.0%           1.0%
 SA AB Small & Mid Cap Value                      1.0%           1.0%           1.0%
 SA Boston Company Capital Growth                 2.0%           3.0%           3.0%
 SA DFA Ultra Short Bond                          2.0%           1.0%           0.0%
 SA Dogs of Wall Street                           3.0%           3.0%           3.0%
 SA Federated Corporate Bond                     10.0%           8.0%           7.0%
 SA Franklin Foreign Value                        3.0%           3.0%           3.0%
 SA Franklin Small Company Value                  0.0%           2.0%           2.0%
 SA Goldman Sachs Global Bond                     4.0%           4.0%           2.0%
 SA Janus Focused Growth                          0.0%           1.0%           1.0%
 SA JPMorgan Emerging Markets                     0.0%           1.0%           2.0%
 SA JPMorgan Equity-Income                        6.0%           7.0%           8.0%
 SA JPMorgan MFS Code Bond                       17.0%          13.0%          10.0%
 SA Legg Mason BW Large Cap Value                 4.0%           4.0%           4.0%
 SA MFS Blue Chip Growth                          2.0%           3.0%           4.0%
 SA MFS Massachusetts Investors Trust             6.0%           6.0%           7.0%
 SA Morgan Stanley International Equities         3.0%           3.0%           4.0%
 SA Oppenheimer Main Street Large Cap             3.0%           4.0%           4.0%
 SA PineBridge High-Yield Bond                    4.0%           3.0%           2.0%
 SA Pyramis Real Estate                           0.0%           0.0%           0.0%
 SA Wellington Capital Appreciation               3.0%           3.0%           4.0%
 SA Wellington Government and Quality Bond        8.0%           8.0%           7.0%
 SA Wellington Real Return                        5.0%           3.0%           2.0%
                                     TOTAL        100%           100%           100%


                                      G-1



       Please forward a copy (without charge) of the Polaris Platinum O-Series Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

    SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE ANNUITY ACCOUNT SEVEN
                  Polaris Platinum O-Series Variable Annuity

--------------------------------------------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum O-Series Variable Annuity

--------------------------------------------------------------------------------

The date of the Statement of Additional Information is changed to October 9, 2017.

Dated: December 12, 2017

  Please keep this Supplement with your Statement of Additional Information.

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